                                   [LOGO]

                         G.T. LATIN AMERICA GROWTH FUND
                       G.T. GLOBAL EMERGING MARKETS FUND
                         SUPPLEMENT TO PROSPECTUS DATED
                                 MARCH 1, 1995

--------------------------------------------------------------------------------

The following information supersedes and replaces the description of the Funds' portfolio management teams contained in the section of the Funds' Prospectus on page 39 entitled "Management":

"The investment professionals primarily responsible for the portfolio management of the Funds are as follows:
                             EMERGING MARKETS FUND

                               RESPONSIBILITIES FOR                           BUSINESS EXPERIENCE
NAME/OFFICE                          THE FUND                                   LAST FIVE YEARS
------------------------  ------------------------------  ------------------------------------------------------------
Jonathan Chew             Portfolio Manager since Fund    Portfolio Manager for G.T. Capital since 1990; Portfolio
 London                    inception in 1992               Manager for G.T. Management Ltd. (Hong Kong) since 1988.
James M. Bogin            Portfolio Manager since 1993    Portfolio Manager for G.T. Capital since 1993; From 1989 to
 San Francisco                                             1993, Mr. Bogin was a Fund Manager at Nomura Investment
                                                           Management Co. (Tokyo).
John R. Legat             Portfolio Manager since 1995    Portfolio Manager for G.T. Capital and G.T. Management PLC
 London                                                    (London).


                                              LATIN AMERICA GROWTH FUND

                               RESPONSIBILITIES FOR                           BUSINESS EXPERIENCE
NAME/OFFICE                          THE FUND                                   LAST FIVE YEARS
------------------------  ------------------------------  ------------------------------------------------------------
Soraya M. Betterton       Portfolio Manager since Fund    Portfolio Manager for G.T. Capital."
 San Francisco             inception in 1991

On page 43, under "Other Information -- Confirmations and Reports to Shareholders," the following information should be inserted immediately prior to the last sentence of the paragraph: "Under certain circumstances, duplicate mailings of such reports to the same household may be consolidated."

The following revisions have been made relating to the eligibility requirements for investing in Advisor Class shares of each of the G.T. Latin America Growth Fund and the G.T. Global Emerging Markets Fund.

On page 12, under "Alternative Purchase Plan -- Advisor Class Shares," section
(b) is amended to read "any account with assets of at least $25,000 if (i) a financial planner, trust company... ," and section (c) is amended to read "any account with assets of at least $25,000 if (i) such account is established under a 'wrap fee' program... ." The rest of the qualifications in (b) and (c) and the other eligible groups described under sections (a), (d) and (e) in that paragraph remain unchanged.

Under "Other Information -- Custodian and Accounting Agent," it should be noted that effective July 1, 1995, G.T. Capital serves as each Fund's pricing and accounting agent. The monthly fee for these services to G.T. Capital is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by G.T. Capital ("G.T. Funds") and 0.02% to the assets in excess of $5 billion and dividing the result by the aggregate assets of the G.T. Funds.

LEMSU510100MC                                                   October 20, 1995

                     [LOGO]  G.T. LATIN AMERICA GROWTH FUND
                       G.T. GLOBAL EMERGING MARKETS FUND
                          PROSPECTUS -- MARCH 1, 1995

--------------------------------------------------------------------------------

G.T. Global Emerging Markets Fund ("Emerging Markets Fund") is a mutual fund, organized as a diversified series of G.T. Investment Funds, Inc., seeking long-term growth of capital. The Emerging Markets Fund primarily invests in equity securities of companies in emerging markets. G.T. Latin America Growth Fund ("Latin America Growth Fund") is a mutual fund, organized as a non-diversified series of G.T. Investment Funds, Inc., that seeks capital appreciation by investing at least 65% of its total assets in securities of a broad range of Latin American issuers, including common stock and other equity securities, as well as debt securities.

The investment manager of Emerging Markets Fund and Latin America Growth Fund (collectively, "Funds"), G.T. CAPITAL MANAGEMENT, INC. ("G.T. Capital"), is part of the G.T. Group, a leading international investment advisory organization with offices throughout the world that long has emphasized global investment. G.T. Capital attempts to identify countries and industries where economic and political factors, including currency movements, are likely to produce above average growth rates, and to identify companies within such countries and industries that are best positioned to benefit from these factors. There can be no assurance that the Funds will achieve their investment objectives.

The Funds may invest significantly in lower quality and unrated foreign government bonds whose credit quality is generally considered the equivalent of U.S. corporate debt securities commonly known as "junk bonds." Investments of this type are subject to a greater risk of loss of principal and interest. Purchasers should carefully assess the risks associated with an investment in either Fund.

THE FUNDS ARE INVESTMENT COMPANIES DESIGNED FOR LONG TERM INVESTORS AND NOT AS TRADING VEHICLES. THE FUNDS DO NOT REPRESENT A COMPLETE INVESTMENT PROGRAM NOR ARE THE FUNDS SUITABLE FOR ALL INVESTORS. AN INVESTMENT IN EITHER FUND SHOULD BE CONSIDERED SPECULATIVE AND SUBJECT TO SPECIAL RISK FACTORS, RELATED PRIMARILY TO THE FUNDS' INVESTMENTS IN EMERGING MARKETS AND LATIN AMERICA, RESPECTIVELY, WHICH FACTORS SHOULD BE REVIEWED CAREFULLY BY POTENTIAL INVESTORS.

PROSPECTIVE WISCONSIN INVESTORS SHOULD NOTE THAT THE EMERGING MARKETS FUND MAY
(I) INVEST UP TO 10% OF ITS TOTAL ASSETS IN RESTRICTED SECURITIES AND (II) MAKE SHORT SALES OF SECURITIES. THESE INVESTMENT ACTIVITIES MAY BE CONSIDERED SPECULATIVE AND MAY INVOLVE GREATER RISK AND MAY INCREASE EMERGING MARKETS FUND EXPENSES.

This Prospectus sets forth concisely the information an investor should know before investing and should be read carefully and retained for future reference. A Statement of Additional Information for each Fund dated March 1, 1995, has been filed with the Securities and Exchange Commission and is incorporated by reference. The Statement of Additional Information, which may be amended or supplemented from time to time, is available without charge by writing to the Funds at 50 California Street, 27th Floor, San Francisco, California 94111, or calling (800) 824-1580.

FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK, NOR ARE THEY FEDERALLY INSURED BY THE FEDERAL RESERVE BOARD, THE FEDERAL DEPOSIT INSURANCE CORPORATION, OR ANY OTHER GOVERNMENT AGENCY.

An investment in one or both of the Funds offers the following advantages:

/ / Access to Securities Markets Around the World

/ / Professional Management by a Leading Manager with Offices in the World's
    Major Markets

/ / Low $500 Minimum Investment

/ / Alternative Purchase Plan

/ / Automatic Dividend and Other Distribution Reinvestment at no Additional
    Sales Charge

/ / Exchange Privileges with the Corresponding Classes of the Other G.T. Global
    Mutual Funds

/ / Reduced Sales Charge Plans

/ / Dollar Cost Averaging Program

/ / Automatic Investment Plan

/ / Systematic Withdrawal Plan

FOR FURTHER INFORMATION CONTACT (800) 824-1580 OR YOUR STOCKBROKER.

--------------------------------------------------------------------------------

THESE  SECURITIES  HAVE  NOT  BEEN APPROVED  OR  DISAPPROVED  BY  THE SECURITIES
 AND  EXCHANGE  COMMISSION  OR  ANY   STATE  SECURITIES  COMMISSION,  NOR   HAS
   THE   SECURITIES  AND   EXCHANGE  COMMISSION   OR  ANY   STATE  SECURITIES
     COMMISSION PASSED  ON THE  ACCURACY OR  ADEQUACY OF  THIS  PROSPECTUS.
             ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               Prospectus Page 1

                       G.T. GLOBAL EMERGING MARKETS FUND
                         G.T. LATIN AMERICA GROWTH FUND

                               TABLE OF CONTENTS
------------------------------------------------------------

                                                                                              Page
                                                                                            ---------
Prospectus Summary........................................................................          3
Financial Highlights......................................................................         10
Alternative Purchase Plan.................................................................         12
Investment Objectives and Policies........................................................         13
Risk Factors..............................................................................         22
How to Invest.............................................................................         27
How to Make Exchanges.....................................................................         33
How to Redeem Shares......................................................................         34
Shareholder Account Manual................................................................         36
Calculation of Net Asset Value............................................................         37
Dividends, Other Distributions and Federal Income Taxation................................         37
Management................................................................................         39
Other Information.........................................................................         43

                               Prospectus Page 2

                       G.T. GLOBAL EMERGING MARKETS FUND
                         G.T. LATIN AMERICA GROWTH FUND

                               PROSPECTUS SUMMARY

--------------------------------------------------------------------------------

The following summary is qualified in its entirety by the more detailed information appearing in the body of this Prospectus.

Investment Objectives:         The  Emerging  Markets  Fund  seeks  long-term  growth  of capital
                               The Latin America Growth Fund seeks capital appreciation
Principal Investments:         The Emerging Markets  Fund normally  invests at least  65% of  its total assets in equity securities of companies in emerging markets
                               The Latin America Growth Fund normally invests at least 65% of its total  assets  in  equity  and  debt  securities  issued  by Latin
                               American companies and governments
Investment Manager:            G.T. Capital,  part of  the G.T.  Group, a  leading  international investment  advisory  organization  with  over  $22  billion under management including more than $6 billion in emerging markets
Alternative Purchase Plan:     Investors may select Class  A or Class B  shares, each subject  to different expenses and a different sales charge structure
  Class A Shares:              Offered  at  net  asset  value plus  any  applicable  sales charge
                               (maximum is 4.75% of public offering price) and subject to service and distribution fees at the annualized rate of up to 0.50% of the average daily net assets of the Class A shares of Emerging Markets
                               Fund and Latin America Growth Fund
  Class B Shares:              Offered at net  asset value (a  maximum contingent deferred  sales charge  of 5% of the lesser of  the shares' net asset value or the original purchase  price is  imposed on  certain redemptions  made within  six years of date of  purchase) and subject to service and distribution fees at  the annualized rate  of up to  1.00% of  the average daily net assets of the Class B shares of each Fund
Shares Available Through:      Most  brokerage firms  nationwide, or directly  through the Funds'
                               distributor
Exchange Privileges:           Shares of a class  of either Fund may  be exchanged for shares  of the  corresponding class of other G.T. Global Mutual Funds without a sales charge
Dividends and Other Distribu-
  tions:                       Dividends paid annually from  available net investment income  and realized  net short-term  capital gains;  other distributions paid annually from realized net capital gain and net gains from foreign currency transactions, if any
Reinvestment:                  Distributions may be  reinvested automatically in  Fund shares  of the  distributing class or in shares of the corresponding class of other G.T. Global Mutual Funds without a sales charge
First Purchase:                $500 minimum ($100 for IRAs and reduced amounts for certain  other retirement plans)
Subsequent Purchases:          $100  minimum (reduced amounts  for individual retirement accounts
                               ("IRAs") and certain other retirement plans)
Net Asset Values:              Each class of each Fund is  quoted daily in the financial  section of most newspapers
Other Features:
  Class A Shares               Letter of Intent                  Dollar Cost Averaging Program
                               Quantity Discounts                Systematic Withdrawal Plan
                               Right of Accumulation             Automatic Investment Plan
                               Reinstatement Privilege
  Class B Shares               Reinstatement Privilege           Automatic Investment Plan
                               Dollar Cost Averaging Program     Systematic Withdrawal Plan

                               Prospectus Page 3

                       G.T. GLOBAL EMERGING MARKETS FUND
                         G.T. LATIN AMERICA GROWTH FUND

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

THE FUNDS. The G.T. Global Emerging Markets Fund is a diversified mutual fund and the G.T. Latin America Growth Fund is a non-diversified mutual fund, both organized as series of G.T. Investment Funds, Inc. ("Company"), a registered open-end investment management company. Shares of common stock of the Funds are available through broker/dealers that have entered into agreements to sell shares with the Funds' distributor, G.T. Global Financial Services, Inc. ("G.T. Global"). Shares also may be acquired directly through the Funds' distributor or through exchanges of shares of the other G.T. Global Mutual Funds. See "How to Invest" and "Shareholder Account Manual." Shares may be redeemed either through broker/dealers or G.T. Global Investor Services, Inc. ("Transfer Agent"). See "How to Redeem Shares" and "Shareholder Account Manual."

INVESTMENT MANAGER AND ADMINISTRATOR. G.T. Capital is the Funds' investment manager and administrator. G.T. Capital provides investment management or administration services to all of the G.T. Global Mutual Funds as well as other institutional, corporate and individual clients. G.T. Capital is part of the G.T. Group, a leading international investment advisory organization that long has emphasized global investing. The G.T. Group maintains fully staffed investment offices in San Francisco, London, Tokyo, Toronto, Hong Kong, Singapore and Sydney. As of January 3, 1995, total assets under G.T. Group management exceeded $22 billion, of which more than $19 billion was invested in the securities of non-U.S. issuers. Of this amount, more than $6 billion was invested in emerging markets including the securities of Latin American issuers. The companies comprising the G.T. Group are indirect subsidiaries of the Prince of Liechtenstein Foundation. See "Management."

INVESTMENT OBJECTIVES, POLICIES AND RISK FACTORS.

EMERGING MARKETS FUND: The Emerging Markets Fund seeks long-term growth of capital. It normally invests at least 65% of its total assets in equity securities of companies in emerging markets. The Emerging Markets Fund considers emerging markets to include all the world's countries except the United States, Canada, Japan, Australia, New Zealand and most countries in Western Europe. See "Investment Objectives and Policies" for a list of the emerging markets in which the Emerging Markets Fund will consider investing for purposes of this 65% policy. The Emerging Markets Fund may invest in the following types of equity securities: common stocks, preferred stocks, securities convertible into such stocks and rights and warrants to acquire such securities.

Consistent with its investment objective, the Emerging Markets Fund may invest up to 35% of its total assets in a combination of: (i) debt securities of government or corporate issuers in emerging markets; (ii) equity and debt securities of issuers in developed countries, including the United States; (iii) securities of issuers in emerging markets not specifically listed in this Prospectus where investing may become feasible and desirable subsequent to the date of this Prospectus; and (iv) cash and money market instruments.

The Emerging Markets Fund may invest up to 20% of its total assets in debt securities rated below investment grade, and additionally may invest up to 15% of its net assets in illiquid securities.

For temporary defensive purposes, the Emerging Markets Fund may hold cash (U.S. dollars or foreign currencies) and/or invest any portion of its assets in high quality debt securities or money market instruments of U.S. or foreign issuers. The Emerging Markets Fund also may hold cash and invest in high quality foreign or domestic money market instruments pending investment of proceeds from sales of Emerging Markets Fund shares, or to meet its ordinary daily cash needs.

See "Investment Objectives and Policies" in the body of the Prospectus for a more complete discussion of the Emerging Markets Fund's investment policies.

RISK FACTORS: EMERGING MARKETS FUND. There is no assurance that the Emerging Markets Fund will achieve its investment objective. The Emerging Markets Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its portfolio positions, expressed in U.S. dollars.

                               Prospectus Page 4

                       G.T. GLOBAL EMERGING MARKETS FUND
                         G.T. LATIN AMERICA GROWTH FUND

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

Investments in foreign securities involve risks relating to political and economic developments abroad and the differences between the regulations to which U.S. and foreign issuers are subject. Individual foreign economies may differ favorably or unfavorably from the U.S. economy. Changes in foreign currency exchange rates affect the Emerging Markets Fund's net asset value, earnings and gains and losses realized on sales of securities. Securities of foreign companies may be less liquid and their prices more volatile than those of securities of comparable U.S. companies. Each of these risks generally is greater for investments in emerging markets. Because of the special risks associated with investing in emerging markets, an investment in the Emerging Markets Fund should be considered speculative. Certain foreign countries may impose withholding taxes on income earned and/or gains realized by the Emerging Markets Fund in connection with investments in such countries. See "Risk Factors."

Investment by the Emerging Markets Fund in debt securities rated below investment grade involves a high degree of risk. Certain of such investments may be regarded as speculative. See "Risk Factors."

LATIN AMERICA GROWTH FUND: The Latin America Growth Fund's investment objective is capital appreciation. The Latin America Growth Fund normally invests at least 65% of its total assets in securities of a broad range of Latin American issuers. Under current market conditions, the Latin America Growth Fund expects to invest primarily in equity and debt securities issued by companies and governments in Mexico, Chile, Brazil and Argentina. However, the Latin America Growth Fund reserves the right to be primarily invested in U.S. securities for temporary defensive purposes or pending investment of the proceeds of new sales of Fund shares.

Although investment opportunities in certain Latin American countries currently may be limited, G.T. Capital believes that the potential for investment opportunities and capital appreciation in such countries is likely to be substantial. Though the Latin America Growth Fund may invest throughout Latin America, the Latin America Growth Fund intends to focus its investments in Mexico, Chile, Brazil and Argentina, which have the most developed capital markets in Latin America. The amount invested in any one of these four countries will vary depending on economic and other market conditions and the regulatory environment with respect to that country. From time to time, a significant portion of the Latin America Growth Fund's assets may be invested in any one of them.

In selecting securities for the Latin America Growth Fund, G.T. Capital attempts to identify those countries and industries where economic and political factors are likely to produce above-average growth, and then selects those investments within the countries and industries so identified that in G.T. Capital's view are best positioned and managed to take advantage of such factors. See "Investment Objectives and Policies" and "Risk Factors." Under normal market conditions, the Latin America Growth Fund expects that a majority of its investment portfolio will be comprised of equity securities. Equity securities in which the Latin America Growth Fund may invest include common stocks, preferred stocks and warrants to acquire such securities. Under normal circumstances, the Latin America Growth Fund may invest up to 35% of its total assets in a combination of equity and debt securities of U.S. issuers.

The portion of the Latin America Growth Fund's assets not invested in equity securities may be invested in corporate and government debt securities and in money market securities (as defined herein). The Latin America Growth Fund may seek capital appreciation through investment in such debt securities, which would occur through favorable changes in relative foreign exchange rates, in relative interest rate levels, or in the creditworthiness of issuers. The receipt of income from such debt securities is incidental to the Fund's objective of capital appreciation.

In particular, the Latin America Growth Fund normally may invest up to 50% of its total assets in external debt obligations issued or guaranteed by Latin American governments or governmental entities. External debt obligations are those in which a foreign entity or individual extends credit to

                               Prospectus Page 5

                       G.T. GLOBAL EMERGING MARKETS FUND
                         G.T. LATIN AMERICA GROWTH FUND

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------
a Latin American borrower. In addition, the Latin America Growth Fund may hold and trade certain debt securities issued by Latin American governments ("Sovereign Debt"), including those that are or may become eligible for conversion into investments in Latin American enterprises under debt conversion programs sponsored by various Latin American countries, or may convert such debt into equity or other investments under debt conversion programs. See "Investment Objectives and Policies" and "Risk Factors."

The Fund may invest in certain money market securities (as defined herein) for the purpose of generating income to defray Latin America Growth Fund expenses, for temporary defensive purposes and pending investment in accordance with the Latin America Growth Fund's investment objective and policies.

RISK FACTORS: LATIN AMERICA GROWTH FUND. There is no assurance that the Latin America Growth Fund will achieve its investment objective. The Latin America Growth Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its portfolio positions and in the rate of exchange between the currencies in which its positions are traded and the U.S. dollar. Because of the Latin America Growth Fund's policy of investing primarily in securities of foreign issuers, and specifically of Latin American issuers, an investment in the Latin America Growth Fund requires consideration of certain factors that are not typically associated with investing in securities of most U.S. issuers. Risk factors associated with investment in the Latin America Growth Fund include: (1) political, economic and certain other risks, such as expropriation, nationalization or confiscation of the Latin America Growth Fund's assets or the imposition of restrictions on foreign investment or the repatriation of capital invested; (2) religious, political and ethnic instability; (3) custodial, pricing and settlement issues; (4) the economic condition of Latin American countries; (5) non-uniform accounting, auditing and corporate disclosure standards and governmental regulation which may lead to less publicly available and less reliable information concerning Latin American issuers than is typically the case with respect to U.S. issuers; (6) less regulation of Latin American securities markets generally than is the case in the U.S.; (7) currency fluctuations; (8) the risk of currency devaluation; (9) high levels of inflation; (10) smaller, less developed, less liquid and more volatile markets than the major U.S. securities markets; and (11) the imposition of foreign withholding taxes on the investment income and trading profits of the Latin America Growth Fund.

Trading in Sovereign Debt involves a high degree of risk. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal and/or interest when due in accordance with the terms of such debt. Sovereign Debt in which the Latin America Growth Fund will invest is widely considered to have a credit quality below investment grade as determined by U.S. rating agencies (and as low as securities rated C by Standard & Poor's Ratings Group ("S&P") or Moody's Investors Service, Inc. ("Moody's")). As a result, Sovereign Debt may be regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations and involves major risk exposure to adverse conditions.

The Latin America Growth Fund normally invests in a substantial number of issuers; however, the Fund's classification as a non-diversified investment company under the Investment Company Act of 1940, as amended ("1940 Act") means that the Latin America Growth Fund may invest a larger percentage of its assets in individual issuers than a diversified investment company. As a result, its exposure to credit and market risks associated with each such issuer is increased. See "Risk Factors" and "Other Information."

EXPENSES. Each Fund pays G.T. Capital investment management and administration fees, based on the average daily net assets of the Fund, at the annualized rate of .975% on the first $500 million, .95% on the next $500 million, .925% on the next $500 million, and .90% on amounts thereafter. As the Fund's distributor, G.T. Global collects the sales charges imposed on purchases of Class A shares, and reallows all or a portion of such

                               Prospectus Page 6

                       G.T. GLOBAL EMERGING MARKETS FUND
                         G.T. LATIN AMERICA GROWTH FUND

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------
charges to broker/dealers that have made such sales. In addition, G.T. Global collects any contingent deferred sales charges that may be imposed on certain redemptions of Class A and on redemptions of Class B shares. G.T. Global also pays brokers and other financial institutions ongoing payments for servicing shareholder accounts and for sales efforts.

Pursuant to a distribution plan adopted in accordance with Rule 12b-1 under the 1940 Act, with respect to its Class A shares, the Funds may pay G.T. Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the respective Fund's Class A shares as reimbursement for its expenditures incurred in servicing and maintaining shareholder accounts, and may pay G.T. Global a distribution fee at the annualized rate of up to 0.50% of the average daily net assets of the Funds' Class A shares, less any amounts paid by these Funds as the aforementioned service fee, for its expenditures incurred in providing services as distributor. Pursuant to a separate distribution plan adopted in accordance with Rule 12b-1 under the 1940 Act with respect to its Class B shares, the Funds may pay G.T. Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of Class B shares for its expenditures incurred in servicing and maintaining shareholder accounts, and may pay G.T. Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of its Class B shares as reimbursement for its expenditures incurred in providing services as distributor. Each Fund pays all its expenses not assumed by G.T. Capital, G.T. Global or other agents. G.T. Capital and G.T. Global have undertaken to limit each Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 2.40% and 2.90% of the average daily net assets of the Fund's Class A and Class B shares, respectively. See "Management."

                               Prospectus Page 7

                       G.T. GLOBAL EMERGING MARKETS FUND
                         G.T. LATIN AMERICA GROWTH FUND

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

                       G.T. GLOBAL EMERGING MARKETS FUND

SUMMARY OF INVESTOR COSTS. The expenses and maximum transaction costs associated with investing in the Class A and Class B shares of the Emerging Markets Fund are reflected in the following tables+*:

                                                                                                        CLASS A      CLASS B
                                                                                                      -----------  -----------
SHAREHOLDER TRANSACTION COSTS:
  Maximum sales charge on purchases (as a % of offering price)......................................         4.75%       None
  Sales charges on reinvested distributions to shareholders.........................................      None           None
  Maximum contingent deferred sales charge..........................................................        None          5.00%
  Redemption charges................................................................................        None         None
  Exchange fees:
    -- On first four exchanges each year............................................................        None         None
    -- On each additional exchange..................................................................  $      7.50  $      7.50

ANNUAL FUND OPERATING EXPENSES:
  (AS A % OF AVERAGE NET ASSETS)
  Investment management and administration fees.....................................................         0.98%        0.98%
  12b-1 distribution and service fees...............................................................         0.50%        1.00%
  Other expenses....................................................................................         0.58%        0.58%
                                                                                                           -----        -----
Total Fund Operating Expenses.......................................................................         2.06%        2.56%
                                                                                                           -----        -----
                                                                                                           -----        -----

Sales charge waivers are available for Class A and Class B shares, and reduced sales charge purchase plans are available for Class A shares. The maximum 5% contingent deferred sales charge on Class B shares applies to redemptions during the first year after purchase; the charge generally declines by 1% annually thereafter, reaching zero after six years. See "How to Invest."

HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES*:

An investor directly or indirectly would have paid the following expenses at the end of the periods shown on a $1,000 investment, assuming a 5% annual return:

                                                                                                                        FIVE
                                                                                            ONE YEAR    THREE YEARS     YEARS
                                                                                              -----     -----------     -----
Class A Shares (1).......................................................................   $      68    $     109    $     153
Class B Shares
    Assuming a complete redemption at end of period (2)..................................          76          109          154
    Assuming no redemption...............................................................          26           79          134

                                                                                               TEN
                                                                                              YEARS
                                                                                              -----
Class A Shares (1).......................................................................   $     273
Class B Shares
    Assuming a complete redemption at end of period (2)..................................         286
    Assuming no redemption...............................................................         286

------------------
(1)  Assumes payment of maximum sales charge by the investor.
(2)  Assumes payment of the applicable contingent deferred sales charge.
+ The Fund is authorized to offer Advisor Class shares to certain categories of investors. See "Alternative Purchase Plan." Advisor Class shares are not subject to a distribution or service fee. "Total Fund Operating Expenses" for Advisor Class shares are estimated to approximate 1.56% for the Emerging Markets Fund.
* THESE TABLES ARE INTENDED TO ASSIST INVESTORS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES ASSOCIATED WITH INVESTING IN THE FUND. Expenses are based on the Fund's fiscal year ended October 31, 1994. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc. ("NASD") rules regarding investment companies. "Other expenses" include custody, transfer agent, legal, audit and other expenses. "Other expenses" may be reduced to the extent that (i) certain broker/dealers executing the Fund's portfolio transactions pay all or a portion of the Fund's custodian fees or transfer agency expenses, or (ii) fees received in connection with the lending of portfolio securities are used to reduce custodian fees. These arrangements are not anticipated to materially increase brokerage commissions paid by the Fund. For the fiscal year ended October 31, 1994, without such reductions, "Other expenses" for the Fund would have been 0.60% for Class A shares and 0.60% for Class B shares. See "Management" herein and in the Statement of Additional Information for more information. THE "HYPOTHETICAL EXAMPLE" SET FORTH ABOVE IS NOT A REPRESENTATION OF FUTURE EXPENSES; THE FUND'S ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN. The above tables and the assumption in the example of a 5% annual return are required by regulation of the Securities and Exchange Commission applicable to all mutual funds; the 5% annual return is not a prediction of and does not represent the Fund's projected or actual performance.

                               Prospectus Page 8

                       G.T. GLOBAL EMERGING MARKETS FUND
                         G.T. LATIN AMERICA GROWTH FUND

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

                         G.T. LATIN AMERICA GROWTH FUND

SUMMARY OF INVESTOR COSTS. The expenses and maximum transaction costs associated with investing in the Class A and Class B shares of the Latin America Growth Fund are reflected in the following tables+*:

                                                                                                         CLASS A      CLASS B
                                                                                                       -----------  -----------
SHAREHOLDER TRANSACTION COSTS:
  Maximum sales charge on purchases of shares (as a % of offering price).............................        4.75%        None
  Sales charges on reinvested distributions to shareholders..........................................        None         None
  Maximum contingent deferred sales charges..........................................................        None         5.00 %
  Redemption charges.................................................................................        None         None
  Exchange fees:
      -- On first four exchanges each year...........................................................        None         None
      -- On each additional exchange.................................................................  $     7.50   $     7.50

ANNUAL FUND OPERATING EXPENSES:
  (AS A % OF AVERAGE NET ASSETS)
  Investment management and administration fees......................................................        0.97 %       0.97 %
  12b-1 distribution and service fees................................................................        0.50 %       1.00 %
  Other expenses.....................................................................................        0.57 %       0.57 %
                                                                                                            -----        -----
Total Fund Operating Expenses........................................................................        2.04 %       2.54 %
                                                                                                            -----        -----
                                                                                                            -----        -----

Sales charge waivers are available for Class A and Class B shares, and reduced sales charge purchase plans are available for Class A shares. The maximum 5% contingent deferred sales charge on Class B shares applies to redemptions during the first year after purchase; the charge generally declines by 1% annually thereafter, reaching zero after six years. See "How to Invest."

HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES*:

An investor would have directly or indirectly paid the following expenses at the end of the periods shown on a $1,000 investment in the Fund, assuming a 5% annual return:

                                                                                            ONE YEAR    THREE YEARS  FIVE YEARS
                                                                                              -----     -----------     -----
Class A Shares (1).......................................................................   $      68    $     109    $     152
Class B Shares
    Assuming a complete redemption at end of period (2)..................................          75          108          153
    Assuming no redemption...............................................................          25           78          133

                                                                                            TEN YEARS
                                                                                              -----
Class A Shares (1).......................................................................   $     271
Class B Shares
    Assuming a complete redemption at end of period (2)..................................         284
    Assuming no redemption...............................................................         284

------------------
(1)  Assumes payment of payment of maximum sales charge by the investor.
(2)  Assumes payment of the applicable contingent deferred sales charge.
+ The Fund is authorized to offer Advisor Class shares to certain categories of investors. See "Alternative Purchase Plan." Advisor Class shares are not subject to a distribution or service fee. "Total Fund Operating Expenses" for Advisor Class shares are estimated to approximate 1.54% for the Latin America Growth Fund.
* THESE TABLES ARE INTENDED TO ASSIST INVESTORS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES ASSOCIATED WITH INVESTING IN THE FUND. Expenses are based on the Fund's fiscal year ending October 31, 1994. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc. ("NASD") rules regarding investment companies. "Other expenses" include custody, transfer agent, legal, audit and other expenses. "Other expenses" may be reduced to the extent that (i) certain broker/dealers executing the Fund's portfolio transactions pay all or a portion of the Fund's custodian fees or transfer agency expenses, or (ii) fees received in connection with the lending of portfolio securities are used to reduced custodian fees. These arrangements are not anticipated to materially increase the brokerage commissions paid by the Fund. For the fiscal year ended October 31, 1994, without such reductions, "Other ex-penses" for the Fund would have been 0.57% for Class A shares and 0.57% for Class B shares. See "Management" herein and in the Statement of Additional Information for more information. THE "HYPOTHETICAL EXAMPLE" SET FORTH ABOVE IS NOT A REPRESENTATION OF FUTURE EXPENSES; THE FUND'S ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN. The above tables and the assumption in the Example of a 5% annual return are required by regulation of the Securities and Exchange Commission applicable to all mutual funds; the 5% annual return is not a prediction of and does not represent the Fund's projected or actual performance.

                               Prospectus Page 9

                       G.T. GLOBAL EMERGING MARKETS FUND
                         G.T. LATIN AMERICA GROWTH FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

The tables below provide condensed information concerning income and capital changes for one share of each class of shares of each Fund for the periods shown. This information is supplemented by the financial statements and accompanying notes appearing in the Statement of Additional Information. The financial statements and notes, for the fiscal year ended October 31, 1994, have been audited by Coopers & Lybrand L.L.P., independent accountants, whose report thereon also is included in the Statement of Additional Information.

                       G.T. GLOBAL EMERGING MARKETS FUND

                                                                                                  CLASS A++
                                                 CLASS B+                 ---------------------------------------------------------
                                    -----------------------------------                                            MAY 18, 1992
                                                        APRIL 1, 1993                                            (COMMENCEMENT OF
                                       YEAR ENDED             TO             YEAR ENDED         YEAR ENDED          OPERATIONS)
                                    OCTOBER 31, 1994   OCTOBER 31, 1993   OCTOBER 31, 1994   OCTOBER 31, 1993   TO OCTOBER 31, 1992
                                    ----------------   ----------------   ----------------   ----------------   -------------------
Per share operating performance:
Net asset value, beginning of
  year............................      $  14.39           $ 11.47            $  14.42           $  11.10             $ 11.43
                                    ----------------      --------        ----------------   ----------------        --------
Income from investment operations:
Net investment income (loss)......         (0.12)             0.00**             (0.02)              0.02*               0.07*
Net realized and unrealized gain
  (loss) on investments...........          4.67              2.92                4.68               3.38               (0.40)
                                    ----------------      --------        ----------------   ----------------        --------
Net increase (decrease) from
  investment operations...........          4.55              2.92                4.66               3.40               (0.33)
                                    ----------------      --------        ----------------   ----------------        --------
Distributions:
  Net investment income...........         (0.00)            (0.00)              (0.01)             (0.08)              (0.00)
  Net realized gain on
   investments....................         (0.26)            (0.00)              (0.26)             (0.00)              (0.00)
                                    ----------------      --------        ----------------   ----------------        --------
    Total distributions...........         (0.26)            (0.00)              (0.27)             (0.08)              (0.00)
                                    ----------------      --------        ----------------   ----------------        --------
Net asset value, end of year......      $  18.68           $ 14.39            $  18.81           $  14.42             $ 11.10
                                    ----------------      --------        ----------------   ----------------        --------
                                    ----------------      --------        ----------------   ----------------        --------
Total investment return (c).......         31.77%             25.5%(a)           32.58%              30.9%               (2.9)%(a)
                                    ----------------      --------        ----------------   ----------------        --------
                                    ----------------      --------        ----------------   ----------------        --------
Ratios and supplemental data:
Net assets, end of year (in
  000's)..........................      $291,289           $32,318            $417,322           $187,808             $84,558
Ratio of net investment income
  (loss) to average net assets....         (0.61)%            (0.4)%**(b)        (0.11)%              0.1%*               1.7%*(b)
Ratio of expenses
  to average net assets
  before expense reductions.......          2.58%                                 2.08%
Ratio of expenses to average net
  assets..........................          2.56%              2.9%**(b)          2.06%               2.4%*               2.4%*(b)
Portfolio turnover rate +++.......           100%               99%                100%                99%                 32%(b)

------------------
+    Commencing April 1, 1993, the Fund began offering Class B shares.
++ All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
+++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
* Includes reimbursement by G.T. Capital Management, Inc. of Fund Class A shares operating expenses of $0.02 for the year ended October 31, 1993 and for the period from May 18, 1992 (commencement of operations) to October 31, 1992. Without such reimbursement, the expense ratios would have been 2.61% and 2.91% and the ratio of net investment income to average net assets would have been 0.36% and 1.21% for the year ended October 31, 1993 and for the period from May 18, 1992 (commencement of operations) to October 31, 1992, respectively.
** Includes reimbursement by G.T. Capital Management, Inc. of Fund Class B shares operating expenses of $0.02. Without such reimbursement, the expense ratio would have been 3.63% and the ratio of net investment income to average net assets would have been (0.76)%.
(a)  Not annualized.
(b)  Annualized.
(c)  Total investment return does not include sales charges.

                               Prospectus Page 10

                       G.T. GLOBAL EMERGING MARKETS FUND
                         G.T. LATIN AMERICA GROWTH FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                         G.T. LATIN AMERICA GROWTH FUND

                                                                                                     CLASS A++
                                                      CLASS B+                    ------------------------------------------------
                                      -----------------------------------------                                  AUGUST 13, 1991
                                                               APRIL 1, 1993        YEAR ENDED OCTOBER 31,        (COMMENCEMENT
                                          YEAR ENDED                TO            ---------------------------    OF OPERATIONS)
                                      OCTOBER 31, 1994(A)   OCTOBER 31, 1993(A)   1994(A)   1993(A)    1992    TO OCTOBER 31, 1991
                                      -------------------   -------------------   --------  --------  -------  -------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
  year..............................         $19.75                $16.26           $19.78    $15.59   $16.45         $14.29
                                         ----------              --------         --------  --------  -------     ----------
Income from investment operations:
Net investment income (loss)........          (0.22)                (0.07)           (0.08)     0.18*    0.25*          0.01*
Net realized and unrealized gain
  (loss) on investments.............           6.74                  3.56             6.75      5.21    (0.98)          2.15
                                         ----------              --------         --------  --------  -------     ----------
Net increase (decrease) from
  investment operations.............           6.52                  3.49             6.67      5.39    (0.73)          2.16
                                         ----------              --------         --------  --------  -------     ----------
Distributions:
  Net investment income.............          (0.18)                (0.00)           (0.19)    (0.12)   (0.13)         (0.00)
  Net realized gain on
   investments......................          (0.15)                (0.00)           (0.15)    (1.08)   (0.00)         (0.00)
                                         ----------              --------         --------  --------  -------     ----------
    Total distributions.............          (0.33)                (0.00)           (0.34)    (1.20)   (0.13)         (0.00)
                                         ----------              --------         --------  --------  -------     ----------
Net asset value, end of year........         $25.94                $19.75           $26.11    $19.78   $15.59         $16.45
                                         ----------              --------         --------  --------  -------     ----------
                                         ----------              --------         --------  --------  -------     ----------
Total investment return (d).........          33.33%                 21.5%(a)        34.10%     37.1%    (4.5)%          15.1%(a)
                                         ----------              --------         --------  --------  -------     ----------
                                         ----------              --------         --------  --------  -------     ----------
Ratios and supplemental data:

Net assets, end of year (in
  000's)............................       $211,673               $13,576         $336,960  $129,280  $94,085       $125,038
Ratio of net investment income
  (loss) to average net assets......          (0.79)%                (0.7)%(c)       (0.29)%      1.3%*     1.3%*           1.2%*(b)
Ratio of expenses to average net
  assets before expense
  reductions........................           2.54%                                  2.04%
Ratio of expenses to average
  net assets........................           2.54%                  2.9%(c)         2.04%      2.4%*     2.4%*           2.4%*(b)
Portfolio turnover rate +++.........            155%                  112%             155%      112%     159%          none

------------------
+    Commencing April 1, 1993, the Fund began offering Class B shares.
++ All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
+++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
* Includes reimbursement by G.T. Capital Management, Inc. of Fund Class A operating expenses of $0.02, $0.04 and $0.01 for the years ended October 31, 1993 and 1992 and for the period from August 13, 1991 to October 31, 1991, respectively. Without such reimbursements, the expense ratios for Class A would have been 2.49%, 2.62% and 3.42% and the ratios of net investment income to average net assets would have been 1.25%, 1.07% and 0.l5% for the years ended October 31, 1993 and 1992 and for the period from August 31, 1991 to October 31, 1991, respectively.
(a) These selected per share data were calculated based upon weighted average shares outstanding during the period.
(b)  Not annualized.
(c)  Annualized.
(d)  Total investment return does not include sales charges.

                               Prospectus Page 11

                       G.T. GLOBAL EMERGING MARKETS FUND
                         G.T. LATIN AMERICA GROWTH FUND

                           ALTERNATIVE PURCHASE PLAN

--------------------------------------------------------------------------------

DIFFERENCES BETWEEN THE CLASSES. The primary distinction between the two classes of each Fund's shares offered through this Prospectus lies in their sales charge structures and ongoing expenses, as summarized below. Class A and Class B shares of a Fund represent interests in the same portfolio of investments of that Fund and have the same rights, except that each class bears the separate expenses of its Rule 12b-1 distribution plan and has exclusive voting rights with respect to such plan, and each class has a separate exchange privilege. See "Management" and "How to Exchange Shares." Each class has distinct advantages and disadvantages for different investors, and investors should choose the class that better suits their circumstances and objectives.

Dividends and other distributions paid by each Fund with respect to its Class A and Class B shares are calculated in the same manner and at the same time. The per share dividends on Class B shares of a Fund will be lower than the per share dividends on Class A shares of that Fund as a result of the higher service and distribution fees applicable with respect to Class B shares.

CLASS A SHARES. Class A shares are sold at net asset value plus an initial sales charge of up to 4.75% of the public offering price imposed at the time of purchase. This initial sales charge is reduced or waived for certain purchases. Purchases of $500,000 or more must be for Class A shares. Class A shares of the Funds also bear annual service and distribution fees of up to 0.50% of the average daily net assets of that class.

CLASS B SHARES. Class B shares are sold at net asset value with no initial sales charge at the time of purchase. Therefore, the entire amount of an investor's purchase payment is invested in a Fund. Class B shares bear annual service and distribution fees of up to 1.00% of the average daily net assets of that class, and investors pay a contingent deferred sales charge of up to 5% of the lesser of the original purchase price or the net asset value of such shares at the time of redemption. This deferred sales charge is waived for certain redemptions and is reduced for shares held more than one year. The higher service and distribution fees paid by the Class B shares of a Fund will cause that class to have a higher expense ratio and to pay lower dividends than Class A shares of the same Fund.

FACTORS TO CONSIDER IN CHOOSING A CLASS OF SHARES. In deciding which class to purchase, investors should consider the foregoing factors as well as the following:

INTENDED HOLDING PERIOD. Over time, the cumulative expense of the 1.00% annual service and distribution fees on the Class B shares of a Fund will approximate or exceed the expense of the applicable 4.75% maximum initial sales charge plus the 0.50% service and distribution fees for the Funds on that Fund's Class A shares. For example, if net asset value remains constant, the Class B shares' service and distribution fees would be equal to the Class A shares' initial maximum sales charge and service and distribution fees approximately nine years after purchase. Thereafter, Class B shares will bear higher expenses. Investors who expect to maintain their investment in a Fund over the long-term but do not qualify for a reduced initial sales charge might elect the Class A initial sales charge alternative because over time the indirect expense to the shareholder of the accumulated service and distribution fees on the Class B shares will exceed the initial sales charge paid by the shareholder plus the indirect expense to the shareholder of the accumulated service and distribution fees of Class A shares. Class B investors, however, enjoy the benefit of permitting all their dollars to work from the time the investments are made. Any positive investment return on this additional invested amount would partially or wholly offset the higher annual expenses borne by Class B shares. Because the Funds' future returns cannot be predicted, however, there can be no assurance that such a positive return will be achieved.

Finally, Class B shareholders pay a contingent deferred sales charge if they redeem during the first six years after purchase, unless a sales charge waiver applies. Investors expecting to redeem during this period should consider the cost of the applicable contingent deferred sales charge in addition to the annual Class B service and distribution fees, as compared with the cost of the applicable initial sales charge and annual service and distribution fees applicable to the Class A shares.

                               Prospectus Page 12

                       G.T. GLOBAL EMERGING MARKETS FUND
                         G.T. LATIN AMERICA GROWTH FUND

The "Hypothetical Example of Effect of Expenses" under "Prospectus Summary" shows for each Fund the cumulative expenses an investor would pay over time on a hypothetical investment in each class of each Fund's shares, assuming an annual return of 5%.

REDUCED SALES CHARGES. Class A share purchases over $50,000 and Class A share purchases made under a Fund's reduced sales charge plans may be made at a reduced initial sales charge. Purchases of $500,000 or more must be for Class A shares. See "How to Invest" for a complete list of reduced sales charges applicable to Class A purchases.

WAIVER OF SALES CHARGES. The entire initial sales charge on Class A shares of a Fund may be waived for certain eligible purchasers and these purchasers' entire purchase price would be immediately invested in a Fund. The contingent deferred sales charge may be waived upon redemption of certain Class B shares. Investors eligible for complete initial sales charge waivers should purchase Class A shares. See "How to Invest" for a complete list of initial sales charge waivers applicable to Class A purchases and contingent deferred sales charge waivers applicable to Class B purchases. A 1% contingent deferred sales charge is imposed on certain redemptions of Class A shares on which no initial sales charge was assessed.

Investors should understand that the contingent deferred sales charge on the Class B shares and the initial sales charge on the Class A shares are both intended to compensate G.T. Global and selling broker/dealers for their distribution services. Broker/dealers may receive different levels of compensation for selling a particular class of Fund shares.

ADVISOR CLASS SHARES. Advisor Class shares may be offered through a separate prospectus to (a) trustees or other fiduciaries purchasing shares for employee benefit plans which are sponsored by organizations which have at least 250 employees; (b) any account investing at least $25,000 in one or more G.T. Global Mutual Funds if (i) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion over such account, and
(ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least .50% on the assets in the account; (c) any account investing at least $25,000 in one or more G.T. Global Mutual Funds if (i) such account is established under a "wrap fee" program, and (ii) the account holder pays the sponsor of such program an annual fee of at least .50% on the assets in the account; (d) accounts advised by one of the companies comprising or affiliated with the G.T. Group; and (e) any of the companies comprising or affiliated with the G.T. Group.

See "How to Invest," "How to Redeem Shares" and "Management" for a more complete description of the initial and contingent deferred sales charges, service fees and distribution fees for Class A and Class B shares of each Fund and "Dividends, Other Distributions and Federal Income Taxation" and "Valuation of Shares" for other differences between these two classes.

--------------------------------------------------------------------------------

                             INVESTMENT OBJECTIVES
                                  AND POLICIES

--------------------------------------------------------------------------------

                             EMERGING MARKETS FUND

The Emerging Markets Fund's investment objective is long-term growth of capital. Under normal circumstances, the Emerging Markets Fund seeks its objective by investing at least 65% of its total assets in equity securities of companies in emerging markets. The Emerging Markets Fund may invest in the following types of equity securities: common stock, preferred stock, securities convertible into common stock and rights and warrants to acquire such securities and substantially similar forms of equity with comparable risk characteristics. These securities may be listed on securities exchanges, traded in various over-the-counter ("OTC") markets, or have no organized market.

For purposes of the Emerging Markets Fund's operations, "emerging markets" will consist of all countries determined by G.T. Capital to have developing or emerging economies and markets. These countries generally include every country in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located

                               Prospectus Page 13

                       G.T. GLOBAL EMERGING MARKETS FUND
                         G.T. LATIN AMERICA GROWTH FUND
in Western Europe. See "Investment Objective and Policies" in the Statement of Additional Information for a complete list of all the countries which the Emerging Markets Fund does not consider to be emerging markets.

The Emerging Markets Fund will focus its investments in those emerging markets which G.T. Capital believes have strongly developing economies and in which the markets are becoming more sophisticated. For purposes of the Emerging Markets Fund's policy of normally investing at least 65% of its total assets in equity securities of issuers in emerging markets, the Emerging Markets Fund will consider investment in the following emerging markets:

    Argentina           Malaysia
    Bolivia             Mauritius
    Botswana            Mexico
    Brazil              Morocco
    Chile               Nigeria
    China               Pakistan
    Colombia            Peru
    Cyprus              Philippines
    Czech Republic      Poland
    Ecuador             Portugal
    Egypt               Singapore
    Ghana               Slovakia
    Greece              Slovak Republic
    Hong Kong           South Korea
    Hungary             Sri Lanka
    India               Swaziland
    Indonesia           Taiwan
    Israel              Thailand
    Jamaica             Turkey
    Jordan              Uruguay
    Kenya               Venezuela
                        Zimbabwe

Although the Emerging Markets Fund considers each of the above-listed countries eligible for investment pursuant to the above described 65% of total assets investment policy, the Emerging Markets Fund will not be invested in all such markets at all times. Moreover, investing in some of those markets currently may not be desirable or feasible, due to the lack of adequate custody arrangements for the Emerging Markets Fund's assets, overly burdensome repatriation and similar restrictions, the lack of organized and liquid securities markets, unacceptable political risks or for other reasons.

As used in this Prospectus, a company in an emerging market is an entity: (i) for which the principal securities trading market is an emerging market, as defined above; (ii) that (alone or on a consolidated basis) derives 50% or more of its total revenue from either goods produced, sales made or services performed in emerging markets; or (iii) organized under the laws of, and with a principal office in, an emerging market.

In managing the Emerging Markets Fund, G.T. Capital seeks to identify those countries and industries where economic and political factors, including currency movements, are likely to produce above-average growth rates. G.T. Capital then seeks to invest in those companies in such countries and industries that are best positioned and managed to take advantage of these economic and political factors. The assets of the Emerging Markets Fund ordinarily will be invested in the securities of issuers in at least three different emerging markets. The Emerging Markets Fund may invest up to 15% of its net assets in illiquid securities.

Under normal circumstances, the Emerging Markets Fund may invest up to 35% of its total assets in a combination of (i) debt securities of government or corporate issuers in emerging markets; (ii) equity and debt securities of issuers in developed countries, including the United States; (iii) securities of issuers in emerging markets not included in the list of emerging markets above, if investing therein becomes feasible and desirable subsequent to the date of this Prospectus; and (iv) cash and money market instruments. In evaluating investments in securities of issuers in developed markets, G.T. Capital will consider, among other things, the business activities of the issuer in emerging markets and the impact that developments in emerging markets are likely to have on the issuer.

INVESTMENTS IN DEBT SECURITIES. Capital appreciation in debt securities in which the Emerging Markets Fund invests may arise as a result of favorable changes in relative foreign exchange rates, in relative interest rate levels and/or in the creditworthiness of issuers. The receipt of income from debt securities owned by the Emerging Markets Fund is incidental to the Emerging Markets Fund's objective of long-term growth of capital.

The Emerging Markets Fund may invest in debt securities of both governmental and corporate issuers in emerging markets. Emerging market debt securities often are rated below investment grade. "Investment grade" debt securities are those rated within the four highest ratings categories of S&P or Moody's or, if unrated, determined by G.T. Capital to be of comparable quality. Securities rated BBB by S&P and Baa by Moody's are investment grade debt securities but are considered to

                               Prospectus Page 14

                       G.T. GLOBAL EMERGING MARKETS FUND
                         G.T. LATIN AMERICA GROWTH FUND
have speculative characteristics. Many emerging market debt securities are not rated by U.S. ratings agencies. The Emerging Markets Fund may also use instruments (including forward contracts) often referred to as "derivatives." See "Options, Futures and Forward Currency Transactions."

The Emerging Markets Fund will not invest more than 20% of its total assets in debt securities rated below investment grade. Investment in non-investment grade debt securities involves a high degree of risk and can be speculative. These debt securities are the equivalent of high yield, high risk bonds, commonly known as "junk bonds." See "Risk Factors" for a more complete discussion.

If the rating of any of the Emerging Markets Fund's investments drops below a minimum rating considered acceptable by G.T. Capital for investment by the Emerging Markets Fund, the Fund will dispose of any such security as soon as practicable and consistent with the best interests of the Emerging Markets Fund and its shareholders.

INVESTMENT IN OTHER INVESTMENT COMPANIES OR VEHICLES. Certain emerging markets are closed in whole or in part to equity investments by foreigners. The Emerging Markets Fund may be able to invest in such markets solely or primarily through governmentally authorized investment vehicles or companies. Pursuant to the 1940 Act, The Emerging Markets Fund generally may invest up to 10% of its total assets in the aggregate in shares of other investment companies and up to 5% of its total assets in any one investment company, as long as each investment does not represent more than 3% of the outstanding voting stock of the acquired investment company at the time of investment.

Investment in other investment companies may involve the payment of substantial premiums above the value of such investment companies' portfolio securities, and is subject to limitations under the 1940 Act and market availability. The Emerging Markets Fund does not intend to invest in such investment companies unless, in the judgment of G.T. Capital, the potential benefits of such investment justify the payment of any applicable premium or sales charge. As a shareholder in an investment company, the Emerging Markets Fund would bear its ratable share of that investment company's expenses, including its advisory and administration fees. At the same time the Emerging Markets Fund would continue to pay its own management fees and other expenses.

TEMPORARY DEFENSIVE STRATEGIES. The Emerging Markets Fund has the flexibility to respond promptly to changes in market and economic conditions. In the interest of preserving shareholders' capital, G.T. Capital may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market conditions. Pursuant to such a defensive strategy, the Emerging Markets Fund temporarily may hold cash (U.S. dollars, foreign currencies, multinational currency units) and/or invest up to 100% of its assets in high quality debt securities or money market instruments of U.S. or foreign issuers, and most or all of the Emerging Markets Fund's investments may be made in the United States and denominated in U.S. dollars. To the extent the Emerging Markets Fund adopts a temporary defensive posture, it will not be invested so as to achieve directly its investment objective.

In addition, pending investment of proceeds from new sales of Emerging Markets Fund shares or to meet ordinary daily cash needs, the Emerging Markets Fund temporarily may hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest any portion of its assets in money market instruments.

The Emerging Markets Fund may invest in the following types of money market instruments (i.e., debt instruments with less than 12 months remaining until maturity) denominated in U.S. dollars or other currencies: (a) obligations issued or guaranteed by the U.S. or foreign governments, their agencies, instrumentalities or municipalities; (b) obligations of international organizations designed or supported by multiple foreign governmental entities to promote economic reconstruction or development; (c) finance company obligations, corporate commercial paper and other short-term commercial obligations; (d) bank obligations (including certificates of deposit, time deposits, demand deposits and bankers' acceptances), subject to the restriction that the Fund may not invest more than 25% of its total assets in bank securities; (e) repurchase agreements with respect to the foregoing; and (f) other substantially similar short-term debt securities with comparable characteristics.

The Emerging Markets Fund may invest in commercial paper rated as low as A-3 by S&P or P-3 by Moody's or, if unrated, determined by G.T. Capital to be of comparable quality. Obligations rated A-3 and P-3 are considered by S&P and Moody's, respectively, to have an acceptable capacity for timely

                               Prospectus Page 15

                       G.T. GLOBAL EMERGING MARKETS FUND
                         G.T. LATIN AMERICA GROWTH FUND
repayment. However, these securities may be more vulnerable to adverse effects of changes in circumstances than obligations carrying higher designations.

BORROWING. It is a fundamental policy of the Emerging Markets Fund that it may borrow an amount up to 33 1/3% of its total assets in order to meet redemption requests. Borrowing may cause greater fluctuation in the value of Emerging Markets Fund shares than would be the case if the Emerging Markets Fund did not borrow, but also may enable the Emerging Markets Fund to retain favorable securities positions rather than liquidating such positions to meet redemptions. The Emerging Markets Fund will not borrow to leverage its portfolio. It is a nonfundamental policy of the Emerging Markets Fund that it will not purchase securities during times when outstanding borrowings represent 5% or more of its total assets.

SECURITIES LENDING. The Emerging Markets Fund is authorized to make loans of its portfolio securities to broker/dealers or to other institutional investors. At all times a loan is outstanding, the Emerging Markets Fund requires the borrower to maintain with the Emerging Markets Fund's custodian collateral consisting of cash, U.S. government securities or other liquid, high grade debt securities at least equal to the value of the borrowed securities, plus any accrued interest. The Emerging Markets Fund will receive any interest paid on the loaned securities and a fee and/or a portion of the interest earned on the collateral. The Emerging Markets Fund will limit its loans of portfolio securities to an aggregate of 30% of the value of its total assets, measured at the time any such loan is made. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in recovery of the loaned securities or possible loss of rights in the collateral should the borrower fail financially.

                           LATIN AMERICA GROWTH FUND

The Latin America Growth Fund's investment objective is capital appreciation. The Latin America Growth Fund normally invests at least 65% of its total assets in a broad range of securities of Latin American issuers. Though the Latin America Growth Fund may invest throughout Latin America, under current market conditions the Latin America Growth Fund expects to invest primarily in equity and debt securities issued by companies and governments in Mexico, Chile, Brazil and Argentina.
Consistent with its investment objective and policies, the Latin America Growth Fund may invest in common stock, preferred stock, rights, warrants and securities convertible into common stock, and other substantially similar forms of equity with comparable risk characteristics, as well as bonds, notes, debentures or other forms of indebtedness that may be developed in the future. These securities may be listed on securities exchanges, traded in various OTC markets or have no organized market.

The Latin America Growth Fund will purchase equity and debt securities in seeking its objective of capital appreciation. Capital appreciation in debt securities may arise as a result of a favorable change in relative foreign exchange rates, in relative interest rate levels, or in the credit-worthiness of issuers. The receipt of income from such debt securities is incidental to the Latin America Growth Fund's objective of capital appreciation.

The Latin America Growth Fund defines securities of Latin American issuers as the following: (a) securities of companies organized under the laws of, or with a principal office located in a Latin American country or for which the principal trading market is in Latin America; (b) securities issued or guaranteed by the government of a country in Latin America, its agencies or instrumentalities, or municipalities, or the central bank of such country; (c) dollar-denominated securities or securities denominated in a Latin American currency issued by companies to finance operations in Latin America; (d) securities of companies that derive at least 50% of their revenues from either goods or services produced in Latin America or sales made in Latin America; and
(e) securities of Latin American issuers, as defined herein, in the form of depositary shares. For purposes of the foregoing definition, the Latin America Growth Fund's purchases of securities issued by companies outside of Latin America to finance their Latin American operations will be limited to securities the performance of which is materially related to such company's Latin American activities. For purposes of this Prospectus, unless otherwise indicated, the Latin America Growth Fund defines Latin America to consist of the following countries: Argentina, the Bahamas, Barbados, Belize, Bolivia, Brazil, Chile, Colombia, Costa Rica, Dominican Republic, Ecuador, El Salvador, French Guiana, Guatemala, Guyana, Haiti, Honduras, Jamaica,

                               Prospectus Page 16

                       G.T. GLOBAL EMERGING MARKETS FUND
                         G.T. LATIN AMERICA GROWTH FUND
Mexico, the Netherlands Antilles, Nicaragua, Panama, Paraguay, Peru, Suriname, Trinidad and Tobago, Uruguay and Venezuela.

ALLOCATION OF THE LATIN AMERICA GROWTH FUND'S INVESTMENTS. The extent of the Latin America Growth Fund's holdings in any Latin American country will vary from time to time, based upon G.T. Capital's judgment as to where the greatest investment opportunities then lie. In allocating investments among the various Latin American markets, G.T. Capital looks principally at the stage of industrialization, potential for productivity gains through economic deregulation, the impact of financial liberalization and monetary conditions and the political outlook in each country. The Latin America Growth Fund intends to focus its investments in securities in Mexico, Chile, Brazil and Argentina, which currently have the most developed capital markets in Latin America. The Latin America Growth Fund may invest more than 25% of its total assets in any of these four countries but does not expect to invest more than 50% of its total assets in any one country.

The portion of the Latin America Growth Fund's total assets invested directly in Chile may be less than the portions invested in other Latin American countries, particularly Mexico, because, at present, with limited exceptions, capital invested directly in Chile normally cannot be repatriated for at least one year. In addition, repatriation restrictions apply to investments made under the debt conversion programs in some countries.

Normally, the Latin America Growth Fund will invest a majority of its assets in equity securities. The percentage distribution between equity and debt will vary from country to country. The following factors, among others, will influence the proportion of the Latin America Growth Fund's assets to be invested in equity versus debt: level and anticipated direction of interest rates; expected rates of economic growth and corporate profits growth; changes in Latin American government policy including regulation governing industry, trade, financial markets, foreign and domestic investment; substance and likely development of government finances; and the condition of the balance of payments and changes in the terms of trade.

Under normal circumstances, the Latin America Growth Fund may invest up to 35% of its total assets in a combination of equity and debt securities of U.S. issuers. In evaluating investments in securities of U.S. issuers, G.T. Capital will consider, among other things, the issuer's Latin American business activities and the impact that development in Latin America may have on the issuer's operations and financial condition.

Certain sectors of the economies of certain Latin American countries are closed to equity investments by foreigners. Further, due to the absence of securities markets and publicly owned corporations and due to restrictions on direct investment by foreign entities in certain Latin American countries, the Latin America Growth Fund may be able to invest in such countries solely or primarily through governmentally approved investment vehicles or companies. For example, due to Chile's current investment restrictions, the Latin America Growth Fund intends initially to limit most of its Chilean investments to indirect investments through American Depositary Receipts ("ADRs") and established Chilean investment companies, the shares of which are not subject to repatriation restrictions. Accordingly, as a result of the current limitations on investment by the Latin America Growth Fund in securities of other investment companies described below, the Fund's investment in Chile would not likely exceed 15% of its total assets.

INVESTMENTS IN DEBT SECURITIES. Under normal circumstances, the Latin America Growth Fund may invest up to 50% of its total assets in debt securities. There is no limitation on the percentage of the Latin America Growth Fund's assets which may be invested in debt securities which are rated BB or lower by S&P or Ba or lower by Moody's or, if unrated, are deemed by G.T. Capital to be of comparable quality. These debt securities are the equivalent of high yield, high risk bonds, commonly known as "junk bonds." Most debt securities in which the Latin America Growth Fund will invest are not rated; if rated, it is expected that such ratings would be below investment grade. However, the Latin America Growth Fund will not invest in debt securities that are in default in payment as to principal or interest. See "Risk Factors -- Risks Associated with Debt Securities." The Latin America Growth Fund may also use instruments (including forward contracts) often referred to as "derivatives." See "Options, Futures and Forward Currency Transactions."

                               Prospectus Page 17

                       G.T. GLOBAL EMERGING MARKETS FUND
                         G.T. LATIN AMERICA GROWTH FUND

During 1990, the Mexican external debt markets experienced significant changes with the completion of the "Brady Plan" restructurings in those markets. The restructurings provided for the exchange of loans and cash for newly issued bonds ("Brady Bonds"). Brady Bonds fall into two categories: collateralized Brady Bonds and bearer Brady Bonds. Both types of Brady Bonds are issued in various currencies, primarily the U.S. dollar. Brady Bonds are actively traded in the OTC secondary market for Latin American debt. U.S. dollar-denominated collateralized bonds, which may be fixed par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury Zero Coupon bonds having the same maturity. At least one year of rolling interest payments are collateralized by cash or other investments. Brady Bonds have been issued by Argentina, Brazil, Bulgaria, Costa Rica, Dominican Republic, Jordan, Mexico, Nigeria, Philippines, Poland, Uruguay, Venezuela and are expected to be issued by Ecuador and other emerging market countries. Approximately $136 billion in principal amount of Brady Bonds are outstanding, the largest proportion having been issued by Brazil and Argentina. Brady Bonds issued by Brazil and Argentina currently are rated below investment grade.

INVESTMENT IN OTHER INVESTMENT COMPANIES
OR VEHICLES. Under the 1940 Act, the Latin America Growth Fund generally may invest up to 10% of its total assets in shares of other investment companies and up to 5% of its total assets in any one investment company, or acquire up to 3% of the voting stock of any one investment company. Investment in other investment companies or vehicles may be the most practical or only manner in which the Latin America Growth Fund can participate in certain Latin American securities markets. Such investment may involve the payment of substantial premiums above the value of such issuers' portfolio securities, and is subject to limitations under the 1940 Act and market availability. There can be no assurance that vehicles for investing in certain Latin American countries will be available for investment, particularly in the early stages of the Latin America Growth Fund's operations. The Latin America Growth Fund does not intend to invest in such vehicles or funds unless, in the judgment of G.T. Capital, the potential benefits of such investment justify the payment of any applicable premium or sales charge. As a shareholder in an investment company, the Latin America Growth Fund would bear its ratable share of that investment company's expenses, including its advisory and administration fees. At the same time the Latin America Growth Fund would continue to pay its own management fees and other expenses.

TEMPORARY DEFENSIVE STRATEGIES. The Latin America Growth Fund may hold cash (U.S. dollars, foreign currencies, multinational units) and/or invest up to 100% of its total assets in money market securities (as defined herein) to generate income to defray Latin America Growth Fund expenses, for temporary defensive purposes and pending investment in accordance with the Latin America Growth Fund's investment objective and policies. In addition, the Latin America Growth Fund reserves the right to be primarily invested in U.S. securities for temporary defensive purposes or pending investment of the proceeds of sales of new shares of the Fund. The Latin America Growth Fund may assume a temporary defensive position when, due to political, market or other factors broadly affecting Latin American markets, G.T. Capital determines that opportunities for capital appreciation in those markets would be significantly limited over an extended period, or that investing in those markets presents undue risk of loss.

Money market securities are defined as short-term debt securities (less than 12 months to maturity) denominated in U.S. dollars or in the currency of any Latin American country, which consist of: (a) obligations issued or guaranteed by (i) the U.S. government or the government of a Latin American country, their agencies or instrumentalities, or municipalities or (ii) international organizations designed or supported by multiple foreign governmental entities to promote economic reconstruction or development ("supranational entities"); (b) finance company obligations, corporate commercial paper and other short-term commercial obligations; (c) bank obligations (including certificates of deposit, time deposits, demand deposits and bankers' acceptances), subject to the restriction that the Latin America Growth Fund may not invest more than 25% of its total assets in bank securities; (d) repurchase agreements with respect to the foregoing; and (e) other substantially similar short-term debt securities with comparable risk characteristics.

The Latin America Growth Fund may invest in commercial paper rated as low as A-3 by S&P or P-3 by Moody's. Such obligations are considered to have an acceptable capacity for timely repayment. However, these securities may be more vulnerable

                               Prospectus Page 18

                       G.T. GLOBAL EMERGING MARKETS FUND
                         G.T. LATIN AMERICA GROWTH FUND
to adverse effects or changes in circumstances than obligations carrying higher designations.

The banks whose obligations may be purchased by the Latin America Growth Fund and the banks and broker/dealers with whom the Latin America Growth Fund may enter into repurchase agreements (as defined below) include any member bank of the Federal Reserve System, and any broker/ dealer or any foreign bank whose creditworthiness has been determined by G.T. Capital, in accordance with guidelines approved by the Company's Board of Directors, to be at least equal to that of issuers of commercial paper that the Latin America Growth Fund may purchase, as described above. G.T. Capital will review and monitor the creditworthiness of such institutions under the Board's general supervision. In this regard, G.T. Capital will consider, among other factors, the capitalization of the institution, G.T. Capital's prior dealings with the institution, any rating of the institution's senior long term debt by independent rating agencies and other factors G.T. Capital deems appropriate.

ADDITIONAL INVESTMENT POLICIES OF EMERGING MARKETS FUND AND LATIN AMERICA GROWTH FUND

REPURCHASE AGREEMENTS. Repurchase agreements are transactions in which the Emerging Markets Fund or the Latin America Growth Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon price, date and market rate of interest separate from the coupon rate and maturity of the purchased security. The Latin America Growth Fund and the Emerging Markets Fund will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Latin America Growth Fund or the Emerging Markets Fund would suffer a loss. The Latin America Growth Fund and the Emerging Markets Fund will enter into repurchase agreements only with banks and broker/ dealers believed by G.T. Capital to present minimal credit risks in accordance with guidelines approved by the Company's Board of Directors. G.T. Capital will review and monitor the creditworthiness of such institutions under the Board's general supervision. See "Investment Objectives and Policies -- Repurchase Agreements" in the Funds' Statements of Additional Information.

PRIVATIZATIONS. The governments in some emerging markets and Latin American countries have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises ("privatizations"). G.T. Capital believes that privatizations may offer opportunities for significant capital appreciation, and intends to invest assets of the Emerging Markets Fund and Latin America Growth Fund in privatizations in appropriate circumstances. In certain emerging markets and Latin American countries, the ability of foreign entities such as the Emerging Markets Fund and Latin America Growth Fund to participate in privatizations may be limited by local law and/or the terms on which the Emerging Markets Fund and Latin America Growth Fund may be permitted to participate may be less advantageous than those afforded local investors. There can be no assurance that Latin American governments and governments in emerging markets will continue to sell companies currently owned or controlled by them or that privatization programs will be successful.

WHEN-ISSUED AND FORWARD COMMITMENT SECURITIES. The Emerging Markets Fund and the Latin America Growth Fund may purchase debt securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. The price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Funds will enter into when-issued and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities which have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Emerging Markets Fund or the Latin America Growth Fund. If the Emerging Markets Fund or the Latin America Growth Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time the Emerging Markets Fund or the Latin America Growth Fund enters into a transaction on a when-issued or forward commitment basis, a segregated account consisting of cash or high grade liquid debt securities equal to the value of the when-issued or forward commitment securities will be established and maintained

                               Prospectus Page 19

                       G.T. GLOBAL EMERGING MARKETS FUND
                         G.T. LATIN AMERICA GROWTH FUND
with that Fund's custodian bank and will be marked to market daily. There is a risk that the securities may not be delivered and that the Funds may incur a loss. The Emerging Markets and the Latin America Growth Fund also may enter into reverse repurchase agreements, although (i) the Emerging Markets Fund currently does not intend to do so and (ii) the Latin America Growth Fund may not enter into such agreements, with respect to more than 5% of its total assets.

OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. In seeking to protect against the effect of adverse changes in the financial markets in which the Emerging Markets Fund and the Latin America Growth Fund invests, or against currency exchange rate or interest rate changes that are adverse to the present or prospective positions of the Emerging Markets Fund and the Latin America Growth Fund, both Funds may use forward currency contracts, options on securities, options on indices, options on currencies, and futures contracts and options on futures contracts on U.S. and foreign government securities and currencies. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). Each Fund may enter into such instruments up to the full value of its portfolio assets. There can be no assurance that a Fund's risk management policies will succeed. These techniques are described below and are further detailed in the Statement of Additional Information.

Only a limited market, if any, currently exists for options and futures transactions relating to currencies of most emerging markets and most Latin American markets, to securities denominated in such currencies or to securities of issuers domiciled or principally engaged in business in such emerging markets. To the extent that such a market does not exist, G.T. Capital may not be able to effectively hedge its investment in such Latin American and emerging markets.

In addition, each Fund may purchase and sell put and call options on securities to hedge against the risk of fluctuations in the prices of securities held by the Fund or that G.T. Capital intends to include in the Fund's portfolio. The Funds also may buy and sell put and call options on indices. Such index options serve to hedge against overall fluctuations in the securities markets or market sectors generally, rather than anticipated increases or decreases in the value of a particular security.
Further, the Funds may sell index futures contracts and may purchase put options or write call options on such futures contracts to protect against a general market or market sector decline that could adversely affect the Fund's portfolio. The Funds may also buy index futures contracts and purchase call options or write put options on such contracts to hedge against a general market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. A Fund may use interest rate futures contracts and options thereon to hedge against changes in the general level of interest rates.

The Emerging Markets Fund and the Latin America Growth Fund may write and purchase put and call options on securities, indices and currencies that are traded on recognized securities exchanges and on over-the-counter ("OTC") markets.

These practices may result in the loss of principal under certain conditions. In addition, certain provisions of the Internal Revenue Code of 1986, as amended ("Code"), have the effect of limiting the extent to which the Emerging Markets Fund and the Latin America Growth Fund may enter into forward contracts or futures contracts, or engage in options transactions. See "Taxes" in the Statement of Additional Information.

To attempt to hedge against adverse movements in exchange rates between currencies, the Emerging Markets Fund and the Latin America Growth Fund may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. The Emerging Markets Fund and the Latin America Growth Fund may each enter into forward currency contracts either with respect to specific transactions or with respect to its portfolio positions. For example, when the Emerging Markets Fund or the Latin America Growth Fund anticipates making a purchase or sale of a security, it may enter into a forward currency contract in order to set the rate (either relative to the U.S. dollar or another currency) at which a currency exchange transaction related to the purchase or sale will be made. Further, when G.T. Capital believes that a particular currency may decline compared to the U.S. dollar or another currency, the Emerging Markets Fund or the Latin America Growth Fund

                               Prospectus Page 20

                       G.T. GLOBAL EMERGING MARKETS FUND
                         G.T. LATIN AMERICA GROWTH FUND
may enter into a forward contract to sell the currency G.T. Capital expects to decline in an amount up to the value of that Fund's portfolio securities denominated in a foreign currency. The Emerging Markets Fund and the Latin America Growth Fund may also purchase put or call options on currencies, futures contracts on currencies and options on futures contracts on currencies to hedge against movements in exchange rates.

Although either Fund might not employ any of the foregoing strategies, its use of forward currency contracts, futures contracts, and options would involve certain investment risks and transaction costs to which it might not otherwise be subject. These risks include: (1) dependence on G.T. Capital's ability to predict movements in the prices of individual securities, fluctuations in the general securities markets and movements in interest rates and currency markets;
(2) imperfect correlation, or even no correlation, between movements in the price of forward contracts, options, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which the Emerging Markets Fund and the Latin America Growth Fund invest; (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time; (5) the possible inability of a Fund to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for a Fund to sell a security at a disadvantageous time, due to the need for the Fund to maintain "cover" or to segregate securities in connection with hedging transactions; and (6) the possible need of a Fund to defer closing out of certain options, futures contracts and options thereon and forward currency contracts in order to qualify or continue to qualify for the beneficial tax treatment afforded regulated investment companies under the Code. See "Dividends, Other Distributions and Federal Income Taxation" herein and "Taxes" in the Statement of Additional Information. If G.T. Capital incorrectly forecasts securities market movements, currency exchange rates or interest rates in utilizing a strategy for a Fund, it would be in a better position if it had not hedged at all. The Emerging Markets Fund and the Latin America Growth Fund may each also conduct its foreign currency exchange transactions on a spot (I.E., cash) basis at the spot rate prevailing in the foreign currency exchange market.

                               Prospectus Page 21

                       G.T. GLOBAL EMERGING MARKETS FUND
                         G.T. LATIN AMERICA GROWTH FUND

                                  RISK FACTORS

--------------------------------------------------------------------------------

EMERGING MARKETS FUND. The Emerging Markets Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its portfolio positions and its net currency exposure. There is no assurance that the Emerging Markets Fund will achieve its investment objective.

G.T. Capital believes that the issuers of securities in emerging markets often have sales and earnings growth rates which exceed those in developed countries and that such growth rates may in turn be reflected in more rapid share price appreciation. Accordingly, G.T. Capital believes that the Emerging Markets Fund's policy of investing in equity securities in emerging markets may enable the Emerging Markets Fund to achieve results superior to those produced by mutual funds with similar objectives to those of the Emerging Markets Fund that invest solely in equity securities of issuers domiciled in the U.S. and/or in other developed markets.

Nonetheless, investing in the Emerging Markets Fund entails a substantial degree of risk. Because of the special risks associated with investing in emerging markets, an investment in the Emerging Markets Fund should be considered speculative. Investors are strongly advised to consider carefully the special risks involved in emerging markets, which are in addition to the usual risks of investing in developed markets around the world.

Investing in emerging markets involves risks relating to potential political and economic instability within such markets and the risks of expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investment and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation in any emerging market, the Emerging Markets Fund could lose its entire investment in that market.

Economies in individual emerging markets may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain countries with emerging markets.

Economies in emerging markets generally are dependent heavily upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be affected adversely by economic conditions in the countries in which they trade.

The securities markets of emerging countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries. Disclosure and regulatory standards in many respects are less stringent than in the U.S. and other major markets. There also may be a lower level of monitoring and regulation of emerging markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited.

The securities of non-U.S. issuers generally are not registered with the SEC, nor are the issuers thereof usually subject to the SEC's reporting requirements. Accordingly, there may be less publicly available information about foreign securities and issuers than is available with respect to U.S. securities and issuers. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. The Emerging Markets Fund's net investment income and/or capital gains from its foreign investment activities may be subject to non-U.S. withholding taxes.

In addition, brokerage commissions, custodial services and other costs relating to investment in foreign markets generally are more expensive than in the United States, particularly with respect to emerging markets. Such markets have different

                               Prospectus Page 22

                       G.T. GLOBAL EMERGING MARKETS FUND
                         G.T. LATIN AMERICA GROWTH FUND
settlement and clearance procedures. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Emerging Markets Fund to make intended securities purchases due to settlement problems could cause the Emerging Markets Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to the Emerging Markets Fund due to subsequent declines in value of the portfolio security or, if the Emerging Markets Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading of securities may cease or may be substantially curtailed and prices for the Emerging Markets Fund's portfolio securities in such markets may not be readily available. Section 22(e) of the 1940 Act permits a registered investment company, such as the Emerging Markets Fund, to suspend redemption of its shares for any period during which an emergency exists, as determined by the SEC. Accordingly, when the Emerging Markets Fund believes that circumstances dictate, it will promptly apply to the SEC for a determination that such an emergency exists within the naming of
Section 22(e) of the 1940 Act. During the period commencing from the Emerging Markets Fund's identification of such conditions until the date of any SEC action, the Emerging Markets Fund's portfolio securities in the affected markets will be valued at fair value determined in good faith by or under the direction of the Company's Board of Directors.

LATIN AMERICA GROWTH FUND. Pursuant to the 1940 Act, the Latin America Growth Fund's classification as a non-diversified investment company allows it, with respect to 50% of its assets, to invest more than 5% of its total assets in the securities of any issuer. Consequently, as the Latin America Growth Fund will be invested in the securities of a limited number of Latin American issuers, the performance of any single issuer may have a more significant effect upon the overall performance of the Latin America Growth Fund than if the Latin America Growth Fund was a diversified investment company.

The Latin America Growth Fund normally invests at least 65% of its total assets in the securities of Latin American issuers. Accordingly, an investment in the Latin America Growth Fund requires consideration of certain factors not typically associated with investing in most U.S. issuers.

Investing in securities of Latin American issuers may entail risks relating to the potential political and economic instability of certain Latin American countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, the Latin America Growth Fund could lose its entire investment in any such country.

The securities markets of Latin American countries are substantially smaller, less developed, less liquid and more volatile than the major securities markets in the United States. Disclosure and regulatory standards are in many respects less stringent than U.S. standards. Furthermore, there is a lower level of monitoring and regulation of the markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited.

The limited size of many Latin American securities markets and limited trading volume in issuers compared to volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets.

Further, there is a risk that an emergency situation may arise in one or more Latin American markets as a result of which prices for portfolio securities in such markets may not be readily available. Accordingly, when the Latin America Growth Fund believes that circumstances dictate, it will follow the procedures as described above concerning the Emerging Markets Fund.

The Latin America Growth Fund may not invest more than 10% of its net assets in illiquid securities. The Latin America Growth Fund will treat any Latin American securities that are subject to restrictions on repatriation for more than seven days, as well as any securities issued in connection with Latin American debt conversion programs that are restricted as to remittance of invested capital or

                               Prospectus Page 23

                       G.T. GLOBAL EMERGING MARKETS FUND
                         G.T. LATIN AMERICA GROWTH FUND
profits, as illiquid securities for purposes of this limitation. The Latin America Growth Fund will also treat repurchase agreements with maturities in excess of seven days as illiquid securities.

The Latin America Growth Fund invests in securities denominated in currencies of Latin American countries. Accordingly, changes in the value of these currencies against the U.S. dollar will result in corresponding changes in the U.S. dollar value of the Latin America Growth Fund's assets denominated in those currencies. Such changes will also affect the Latin America Growth Fund's income.

In addition, many of the currencies of Latin American countries have experienced steady devaluations relative to the U.S. dollar, and major devaluations have historically occurred in certain countries.

Some Latin American countries also may have managed currencies which are not free floating against the U.S. dollar. In addition, there is a risk that certain Latin American countries may restrict the free conversion of their currencies into other currencies. Further, certain Latin American currencies may not be internationally traded. Certain of these currencies have experienced a steady devaluation relative to the U.S. dollar. Any devaluations in the currencies in which the Latin America Growth Fund's portfolio securities are denominated may have a detrimental impact on the Latin America Growth Fund.

Most Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain Latin American countries.

The economies of individual Latin American countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Expropriation, confiscatory taxation, nationalization, political, economic or social instability or other developments could adversely affect the assets of the Latin America Growth Fund held in particular Latin American countries. Furthermore, certain Latin American countries may impose withholding taxes on dividends payable to the Latin America Growth Fund at a higher rate than those imposed by other foreign countries. This may reduce the Latin America Growth Fund's investment income available for distribution to shareholders.
Companies in Latin America are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. companies. There is substantially less publicly available information about Latin American companies and the governments of Latin American countries than there is about U.S. companies and the U.S. Government.

Certain Latin American countries are among the largest debtors to commercial banks and foreign governments. Currently, Brazil is the largest debtor among developing countries, Mexico is the second largest and Argentina the third. At times certain Latin American countries have declared moratoria on the payment of principal and/or interest on external debt.

Investment in Sovereign Debt involves a high degree of risk. The issuers or governmental authorities that control the repayment of Sovereign Debt may not be able or willing to make principal and/or interest payments when due in accordance with the terms of such debt. Investors should be aware that the Sovereign Debt instruments in which the Latin America Growth Fund may invest involve great risk and are deemed to be the equivalent in terms of quality to securities rated below investment grade by Moody's and S&P. A substantial portion of the Sovereign Debt in which the Fund will invest, including Brady Bonds, is issued as part of debt restructurings and such debt is to be considered speculative. There is a history of defaults with respect to commercial bank loans by public and private entities issuing Brady Bonds.

The Latin America Growth Fund and G.T. Capital believe that carefully selected investments in joint ventures, cooperatives, partnerships and state enterprises and other similar vehicles which are illiquid (collectively, "Special Situations") could enable the Latin America Growth Fund to achieve capital appreciation substantially exceeding the appreciation the Latin America Growth Fund would realize if it did not make such investments. However, in order to limit investment risk, the Latin America Growth Fund will invest no more than 5% of its total assets in Special Situations.

RISKS ASSOCIATED WITH DEBT SECURITIES. The value of the debt securities held by the Emerging Markets Fund or by the Latin America Growth Fund generally will vary inversely with market interest rates. If interest rates in a market fall, the

                               Prospectus Page 24

                       G.T. GLOBAL EMERGING MARKETS FUND
                         G.T. LATIN AMERICA GROWTH FUND
Funds' debt securities issued by governments or companies in that market ordinarily will rise. If market interest rates increase, however, the debt securities owned by the Funds in that market will be likely to decrease in value.

As discussed above, the Emerging Markets Fund may invest up to 20% of its total assets in debt securities rated below investment grade and the Latin America Growth Fund may invest up to 50% of its total assets in debt securities. Such investments involve a high degree of risk.

Debt rated BB, B, CCC, CC and C and debt rated Ba, B, Caa, Ca, C is regarded by S&P and Moody's, respectively, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. For S&P, BB indicates the lowest degree of speculation and C the highest degree of speculation. For Moody's, Ba indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Similarly, debt rated Ba or BB and below is regarded by the relevant rating agency as speculative. Debt rated C by Moody's or S&P is the lowest rated debt that is not in default as to principal or interest and such issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Such securities are also generally considered to be subject to greater risk than securities with higher ratings with regard to a deterioration of general economic conditions. These foreign debt securities are the equivalent of high yield, high risk bonds, commonly known as "junk bonds."

Ratings of debt securities represent the rating agency's opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than a rating indicates.

The market values of lower quality debt securities tend to reflect individual developments of the issuer to a greater extent than do higher quality securities, which react primarily to fluctuations in the general level of interest rates. In addition, lower quality debt securities tend to be more sensitive to economic conditions and generally have more volatile prices than higher quality securities. Issuers of lower quality securities are often highly leveraged and may not have available to them more traditional methods of financing. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower quality securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific developments affecting the issuer, such as the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. Similarly, certain emerging market and Latin American governments that issue lower quality debt securities are among the largest debtors to commercial banks, foreign governments and supranational organizations such as the World Bank and may not be able or willing to make principal and/or interest repayments as they come due. The risk of loss due to default by the issuer is significantly greater for the holders of lower quality securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

Lower quality debt securities frequently have call or buy-back features which would permit an issuer to call or repurchase the security from the Funds. In addition, the Funds may have difficulty disposing of lower quality securities because they may have a thin trading market. There may be no established retail secondary market for many of these securities, and either Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market also may have an adverse impact on market prices of such instruments and may make it more difficult for the Funds to obtain accurate market quotations for purposes of valuing the Funds' portfolios. The Funds may also acquire lower quality debt securities during an initial underwriting or which are sold without registration under applicable securities laws. Such securities involve special considerations and risks.

In addition to the foregoing, factors that could have an adverse effect on the market value of lower quality debt securities in which the Funds may invest include: (i) potential adverse publicity; (ii) heightened sensitivity to general economic or political conditions; and (iii) the likely adverse impact of a major economic recession.

                               Prospectus Page 25

                       G.T. GLOBAL EMERGING MARKETS FUND
                         G.T. LATIN AMERICA GROWTH FUND

The Funds may also incur additional expenses to the extent either is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings, and the Funds may have limited legal recourse in the event of a default. Debt securities issued by governments in emerging or Latin American markets can differ from debt obligations issued by private entities in that remedies from defaults generally must be pursued in the courts of the defaulting government, and legal recourse is therefore somewhat diminished. Political conditions, in terms of a government's willingness to meet the terms of its debt obligations, also are of considerable significance. There can be no assurance that the holders of commercial bank debt may not contest payments to the holders of debt securities issued by governments in emerging or Latin American markets in the event of default by the governments under commercial bank loan agreements.

G.T. Capital attempts to minimize the speculative risks associated with investments in lower quality securities through credit analysis and by carefully monitoring current trends in interest rates, political developments and other factors. Nonetheless, investors should carefully review the investment objective and policies of the Fund and consider their ability to assume the investment risks involved before making an investment.

CURRENCY RISK. Since the Emerging Markets Fund and the Latin America Growth Fund may invest substantially in securities denominated in currencies other than the U.S. dollar, and since the Funds may hold foreign currencies, each Fund will be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between such currencies and the U.S. dollar. Changes in currency exchange rates will influence the value of each Fund's shares, and also may affect the value of dividends and interest earned by the Funds and gains and losses realized by the Funds. Currencies generally are evaluated on the basis of fundamental economic criteria (e.g., relative inflation and interest rate levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. Exchange rates are determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. If the currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the currency would adversely affect the value of the security expressed in dollars.

OTHER INFORMATION. The Latin America Growth Fund's and Emerging Markets Fund's annual operating expenses, which are higher than those of many other investment companies of comparable size, are believed by each Fund's management to be comparable to expenses of other open-end management investment companies that invest primarily in the securities of countries in a single geographic region or regions.

The investment objective of the Latin America Growth Fund and of the Emerging Markets Fund may not be changed without the approval of a majority of the respective Fund's outstanding voting securities. As defined in the 1940 Act and as used in this Prospectus, a "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the outstanding shares. In addition, the Latin America Growth Fund and the Emerging Markets Fund each have adopted certain investment limitations as fundamental policies which also may not be changed without shareholder approval. A complete description of these limitations is included in the Statement of Additional Information. Unless specifically noted, the Latin America Growth Fund's and the Emerging Markets Fund's investment policies described in this Prospectus and in the Statement of Additional Information are not fundamental policies which may be changed by a vote of a majority of the Company's Board of Directors without shareholder approval. See "Investment Limitations" in the Statement of Additional Information.

                               Prospectus Page 26

                       G.T. GLOBAL EMERGING MARKETS FUND
                         G.T. LATIN AMERICA GROWTH FUND

                                 HOW TO INVEST

--------------------------------------------------------------------------------

GENERAL. Each Fund is authorized to issue three classes of shares. Class A shares of the Funds are sold to investors subject to an initial sales charge, while Class B shares are sold without an initial sales charge but are subject to higher ongoing expenses and a contingent deferred sales charge payable upon certain redemptions. The third class of shares of the Funds, the Advisor Class, may be offered through a separate prospectus only to certain investors. Investors known to be eligible to purchase Advisor Class shares will be sold only Advisor Class shares rather than any other class of shares offered by a Fund. See "Alternative Purchase Plan."

Orders received before the close of regular trading on the New York Stock Exchange ("NYSE") (currently, 4:00 P.M. Eastern time, unless weather, equipment failure or other factors contribute to an earlier closing time), on any Business Day will be executed at the public offering price for the applicable class of shares determined that day. A "Business Day" is any day Monday through Friday on which the NYSE is open for business. The minimum initial investment is $500 ($100 for IRAs and $25 for custodial accounts under Section 403(b)(7) of the Code and other tax-qualified employer-sponsored retirement accounts, if made under a systematic investment plan providing for monthly payments of at least that amount), and the minimum for additional purchases is $100 (with a $25 minimum for IRAs, Code Section 403(b)(7) custodial accounts and other tax-qualified employer-sponsored retirement accounts, as mentioned above). All purchase orders will be executed at the public offering price next determined after the purchase order is received, which includes any applicable sales charge for Class A shares. See "How to Invest -- Purchasing Class A Shares." The Funds and G.T. Global reserve the right to reject any purchase order and to suspend the offering of shares for a period of time.

WHEN PLACING PURCHASE ORDERS, INVESTORS SHOULD SPECIFY WHETHER THE ORDER IS FOR CLASS A OR CLASS B SHARES OF A FUND. ALL SHARE PURCHASE ORDERS THAT FAIL TO SPECIFY A CLASS WILL AUTOMATICALLY BE INVESTED IN CLASS A SHARES. PURCHASES OF $500,000 OR MORE MUST BE FOR CLASS A SHARES.

PURCHASES THROUGH BROKER/DEALERS. Shares of the Funds may be purchased through broker/dealers with which G.T. Global has entered into dealer agreements. Orders received by such broker/dealers before the close of regular trading on the NYSE on a Business Day will be effected that day, provided that such order is transmitted to the Transfer Agent prior to its close of business on such day. The broker/dealer will be responsible for forwarding the investor's order to the Transfer Agent so that it will be received prior to such time. After an initial investment is made and a shareholder account is established through a broker/dealer, at the investor's option, subsequent purchases may be made directly through G.T. Global. See "Shareholder Account Manual."

Broker/dealers that do not have dealer agreements with G.T. Global also may offer to place orders for the purchase of shares. Purchases made through such broker/dealers will be effected at the public offering price next determined after the order is received by the Transfer Agent. Such a broker/ dealer may charge the investor a transaction fee as determined by the broker/dealer. That fee will be in addition to the sales charge payable by the investor with respect to Class A shares, and may be avoided if shares are purchased through a broker/ dealer that has a dealer agreement with G.T. Global or directly through G.T. Global.

PURCHASES THROUGH THE DISTRIBUTOR. Investors may purchase shares and open an account directly through G.T. Global, each Fund's distributor, by completing and signing the Account Application located at the end of this Prospectus. Investors should mail to the Transfer Agent the completed Account Application indicating the class of shares together with a check to cover the purchase in accordance with the instructions provided in the Shareholder Account Manual. Purchases will be executed at the public offering price next determined after the Transfer Agent has received the Account Application and check. Subsequent investments do not need to be accompanied by such an application.

Investors also may purchase shares of the Funds through G.T. Global by bank wire. Bank wire purchases will be effected at the next determined public offering price after the bank wire is received. Accordingly, a bank wire received by the close of regular trading on the NYSE, on a Business Day, will be effected that day. A wire investment is considered received when the Transfer Agent is notified

                               Prospectus Page 27

                       G.T. GLOBAL EMERGING MARKETS FUND
                         G.T. LATIN AMERICA GROWTH FUND
that the bank wire has been credited to a Fund. The investor is responsible for providing prior telephonic or facsimile notice to the Transfer Agent that a bank wire is being sent. An investor's bank may charge a service fee for wiring money to the Funds. The Transfer Agent currently does not charge a service fee for facilitating wire purchases, but reserves the right to do so in the future. Investors desiring to open an account by bank wire should call the Transfer Agent at the appropriate toll free number provided in the Shareholder Account Manual to obtain an account number and detailed instructions.
                           PURCHASING CLASS A SHARES

Each Fund's public offering price per Class A share is equal to the net asset value per share (see "Calculation of Net Asset Value") including any sales charge determined in accordance with the following schedule:

                       SALES CHARGE AS PERCENTAGE OF         DEALER
                                                         REALLOWANCE AS
AMOUNT OF PURCHASE     ------------------------------     PERCENTAGE OF
AT THE PUBLIC            OFFERING           NET           THE OFFERING
OFFERING PRICE             PRICE        INVESTMENT            PRICE
---------------------  -------------  ---------------  -------------------
Less than $50,000....          4.75%           4.99%              4.25%
$50,000 but less than
  $100,000...........          4.00%           4.17%              3.50%
$100,000 but less
  than $250,000......          3.00%           3.09%              2.75%
$250,000 but less
  than $500,000......          2.00%           2.04%              1.75%
$500,000 or
  more...............          0.00%           0.00%            *

------------------
* G.T. Global will pay the following commissions to broker/ dealers that initiate and are responsible for purchases of any single purchaser of Class A shares of $500,000 or more in the aggregate: 1.00% of the purchase amount up to $3 million, plus 0.50% on the excess over $3 million. For purposes of determining the appropriate brokerage commission to be paid in connection with the transaction, G.T. Global will combine purchases made by a broker/ dealer on behalf of a single client so that the broker/dealer's commission, as outlined above, will be based on the aggregate amount of such client's share purchases over a rolling twelve month period from the date of the transaction.

All shares purchased pursuant to a sales charge waiver based on the aggregate purchase amount's equalling at least $500,000 will be subject to a contingent deferred sales charge for the first two years after their purchase, as described under "Contingent Deferred Sales Charge -- Class A Shares," equal to 1% of the lower of the original purchase price or the net asset value of such shares at the time of redemption.

From time to time, G.T. Global may reallow to broker/dealers the full amount of the sales charge on Class A shares. In some instances, G.T. Global may offer these reallowances only to broker/dealers that have sold or may sell significant amounts of Class A shares. To the extent that G.T. Global reallows the full amount of the sales charge to broker/ dealers, such broker/dealers may be deemed to be underwriters under the Securities Act of 1933. These commissions may be paid to broker/dealers and other financial institutions that initiate purchases made pursuant to sales charge waivers (i) and (vii), described below under "Sales Charge Waivers -- Class A Shares."

The following purchases may be aggregated for purposes of determining the "Amount of Purchase":

(a) Individual purchases on behalf of a single purchaser, the purchaser's spouse and their children under the age of 21 years. This includes shares purchased in connection with an employee benefit plan(s) exclusively for the benefit of such individual(s), such as an IRA, individual Code Section 403(b) plan or single-participant Keogh-type plan (that is, a self-employed individual retirement plan ("Keogh Plan")). This also includes purchases made by a company controlled by such individual(s).

(b) Individual purchases by a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account, including an employee benefit plan (such as employer-sponsored pension, profit-sharing and stock bonus plans, including plans under Code Section 401(k), and medical, life and disability insurance trusts) other than a plan described in "(a)" above.

Or

(c) Individual purchases by a trustee or other fiduciary purchasing shares concurrently for two or more employee benefit plans of a single employer or of employers affiliated with each other (again excluding an employee benefit plan described in "(a)" above).

SALES CHARGE WAIVERS -- CLASS A SHARES. Class A shares are sold at net asset value without imposition of sales charges when investments are made by the following classes of investors:

(i) Trustees or other fiduciaries purchasing shares for employee benefit plans which are sponsored by organizations which have at least 100 but less than 250 employees.

(ii) Current or retired Trustees, Directors and officers of the investment companies for which G.T. Capital serves as investment manager or administrator; employees or retired employees of the companies comprising the G.T. Group or affiliated companies of the G.T. Group; the children, siblings and parents of the persons in the foregoing

                               Prospectus Page 28

                       G.T. GLOBAL EMERGING MARKETS FUND
                         G.T. LATIN AMERICA GROWTH FUND
categories; and trusts primarily for the benefit of such persons.

(iii) Registered representatives or full-time employees of broker/dealers that have entered into dealer agreements with G.T. Global, and the children, siblings and parents of such persons and employees of financial institutions that directly, or through their affiliates, have entered into dealer agreements with G.T. Global (or that otherwise have an arrangement with respect to sales of Fund shares with a broker/dealer that has entered into a dealer agreement with G.T. Global) and the children, siblings and parents of such employees.

(iv) Companies exchanging shares with or selling assets to one or more of the G.T. Global Mutual Funds pursuant to a merger, acquisition or exchange offer.

(v) Shareholders of any of the G.T. Global Mutual Funds as of April 30, 1987 who since that date continually have owned shares of one or more of the G.T. Global Mutual Funds.

(vi) Purchases made through the automatic investment of dividends and other distributions paid by any of the other G.T. Global Mutual Funds.

(vii) Registered investment advisers, trust companies and bank trust departments exercising DISCRETIONARY investment authority with respect to the money to be invested in the G.T. Global Mutual Funds provided that the aggregate amount invested pursuant to this sales charge waiver equals at least $500,000, and further provided that such money is not eligible to be invested in the Advisor Class.

(viii) Clients of administrators of tax-qualified employee benefit plans which have entered into agreements with G.T. Global.

(ix) Retirement plan participants who borrow from their retirement accounts by redeeming G.T. Global Mutual Fund shares and subsequently repay such loans via a purchase of Fund shares.

(x) Retirement plan participants who receive distributions from a tax-qualified employer-sponsored retirement plan which is invested in G.T. Global Mutual Funds, the proceeds of which are reinvested in Fund shares.

(xi) Accounts not eligible for the Advisor Class as to which a financial institution or broker/dealer charges on account management fee, provided the financial institution or broker/dealer has entered into an agreement with G.T. Global regarding such accounts.

REINSTATEMENT PRIVILEGE. Shareholders who redeem their Class A shares in a Fund have a one-time privilege of reinstating their investment by investing the proceeds of the redemption at net asset value without a sales charge in Class A shares of the Fund and/or one or more of the other G.T. Global Mutual Funds. The Transfer Agent must receive from the investor or the investor's broker/dealer within 180 days after the date of the redemption both a written request for reinvestment and a check not exceeding the amount of the redemption proceeds. The reinstatement purchase will be effected at the net asset value per share next determined after such receipt. For a discussion of the federal income tax consequences of a reinstatement, see "Dividends, Other Distributions and Federal Income Taxation -- Taxes."

REDUCED SALES CHARGE PLANS -- CLASS A SHARES. Class A shares of the Funds may be purchased at reduced sales charges either through the Right of Accumulation or under a Letter of Intent. For more details on these plans, investors should contact their brokers or the Transfer Agent.

RIGHT OF ACCUMULATION. Pursuant to the Right of Accumulation, investors are permitted to purchase shares of the Funds at the sales charge applicable to the total of (a) the dollar amount then being purchased plus (b) the amount equal to the total purchase price of the investor's concurrent purchases of the other G.T. Global Mutual Funds (other than G.T. Global Dollar Fund) plus (c) the current public offering price of all shares of G.T. Global Mutual Funds (other than shares of G.T. Global Dollar Fund not acquired by exchange) already held by the investor. To receive the Right of Accumulation, at the time of purchase investors must give their brokers, the Transfer Agent or G.T. Global sufficient information to permit confirmation of qualification. THE FOREGOING RIGHT OF ACCUMULATION APPLIES ONLY TO CLASS A SHARES OF THE FUNDS AND OTHER G.T. GLOBAL MUTUAL FUNDS (OTHER THAN G.T. GLOBAL DOLLAR FUND).

LETTER OF INTENT. In executing a Letter of Intent ("LOI") an investor indicates an aggregate investment amount he or she intends to invest in Class A shares of the Funds and the Class A shares of other G.T. Global Mutual Funds (other than G.T. Global Dollar Fund) in the following thirteen months. The LOI is included as part of the Account Application located at the end of this Prospectus. The sales charge applicable to that aggregate amount then becomes the applicable sales charge on all purchases made concurrently with the execution of the LOI and in the thirteen months following that execution. If an investor executes an LOI within 90 days of a prior purchase of G.T. Global Mutual Fund Class A shares (other than G.T. Global Dollar Fund), the prior purchase may be

                               Prospectus Page 29

                       G.T. GLOBAL EMERGING MARKETS FUND
                         G.T. LATIN AMERICA GROWTH FUND
included under the LOI and an appropriate adjustment, if any, with respect to the sales charges paid by the investor in connection with the prior purchase will be made, based on the then-current net asset value(s) of the pertinent Fund(s).

If at the end of the thirteen month period covered by the LOI, the total amount of purchases does not equal the amount indicated, the investor will be required to pay the difference between the sales charges paid at the reduced rate and the sales charges applicable to the purchases actually made. Shares having a value equal to 5% of the amount specified in the LOI will be held in escrow during the thirteen month period (while remaining registered in the investor's name) and are subject to redemption to assure any necessary payment to G.T. Global of a higher applicable sales charge.

Investors should be aware that either Fund may, in the future, suspend the offering of its shares although not for previously established LOIs. The Latin America Growth Fund has previously suspended the offering of its shares. If all ongoing sales of either Fund shares are suspended, however, an LOI executed in connection with the offering of that Fund's shares may continue to be completed by the purchase of shares of one or more other G.T. Global Mutual Funds (other than G.T. Global Dollar Fund).

For purposes of an LOI, any registered investment adviser, trust company or bank trust department which exercises investment discretion and which intends within thirteen months to invest $500,000 or more can be treated as a single purchaser, provided further that such entity places all purchase and redemption orders. Such entities should be prepared to establish their qualification for such treatment. THE FOREGOING LETTER OF INTENT WILL APPLY ONLY TO CLASS A SHARES OF THE FUNDS, AND CLASS A SHARES OF OTHER G.T. GLOBAL MUTUAL FUNDS (OTHER THAN G.T. GLOBAL DOLLAR FUND). THE VALUE OF CLASS B SHARES OF ANY G.T. GLOBAL MUTUAL FUND WILL NOT BE COUNTED TOWARD THE FULFILLMENT OF AN LOI.

CONTINGENT DEFERRED SALES CHARGE -- CLASS A SHARES. Purchases of Class A shares of $500,000 or more may be made without an initial sales charge. Purchases of Class A shares of two or more G.T. Global Mutual Funds (other than G.T. Global Dollar Fund) may be combined for this purpose, and the right of accumulation also applies to such purchases. If a shareholder redeems any Class A shares that were purchased without a sales charge by reason of a purchase of $500,000 or more within two years after the date of purchase, a contingent deferred sales charge of 1% of the lower of the original purchase price or the net asset value of such shares at the time of redemption will be charged. Class A shares that are redeemed will not be subject to the contingent deferred sales charge to the extent that the value of such shares represents (1) reinvestment of dividends or other distributions or (2) Class A shares redeemed more than two years after their purchase. Such shares purchased for at least $500,000 without a sales charge may be exchanged for Class A shares of another G.T. Global Mutual Fund (other than G.T. Global Dollar Fund) without the imposition of a contingent deferred sales charge, although the contingent deferred sales charge described above will apply to the redemption of the shares acquired through an exchange. The waivers set forth under "Contingent Deferred Sales Charge Waivers" below are applied to redemptions of Class A shares upon which a contingent deferred sales charge is imposed. For federal income tax purposes, the amount of the contingent deferred sales charge will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any contingent deferred sales charge will be paid to G.T. Global.

                           PURCHASING CLASS B SHARES

The public offering price of the Class B shares of each Fund is the next determined net asset value per share. No initial sales charge is imposed. A contingent deferred sales charge, however, is imposed on certain redemptions of Class B shares. Since the Class B shares are sold without an initial sales charge, the Fund receives the full amount of the investor's purchase payment.

Class B shares of a Fund that are redeemed will not be subject to a contingent deferred sales charge to the extent that the value of such shares represents:
(1) reinvestment of dividends or capital gain distributions or (2) shares redeemed more than six years after their purchase. Redemptions of most other Class B shares will be subject to a contingent deferred sales charge. See "Contingent Deferred Sales Charge Waivers." The amount of any applicable contingent deferred sales charge will be calculated by multiplying the lesser of the original purchase price or the net asset value of such shares at the time of redemption by the applicable percentage shown in the table below. Accordingly, no

                               Prospectus Page 30

                       G.T. GLOBAL EMERGING MARKETS FUND
                         G.T. LATIN AMERICA GROWTH FUND
charge is imposed on increases in net asset value above the original purchase price:

                                  CONTINGENT DEFERRED SALES
                                CHARGE AS A PERCENTAGE OF THE
                                LESSER OF NET ASSET VALUE AT
                                         REDEMPTION
                                       OR THE ORIGINAL
      REDEMPTION DURING                PURCHASE PRICE
------------------------------  -----------------------------
1st Year Since Purchase.......                    5%
2nd Year Since Purchase.......                    4%
3rd Year Since Purchase.......                    3%
4th Year Since Purchase.......                    3%
5th Year Since Purchase.......                    2%
6th year Since Purchase.......                    1%
Thereafter....................                    0%

In determining whether a contingent deferred sales charge is applicable to a redemption, the calculation will be made in a manner that results in the lowest possible rate. It will be assumed that the redemption is made first of amounts representing shares acquired pursuant to the reinvestment of dividends and distributions; then of amounts representing the cost of shares purchased seven years or more prior to the redemption; and finally, of amounts representing the cost of shares held for the longest period of time within the applicable six-year period.

For example, assume an investor purchased 100 shares at $10 per share for a cost of $1,000. Subsequently, the shareholder acquired 15 additional shares through dividend reinvestment. During the second year after the purchase, the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption a net asset value of $11 per share, the value of the investor's shares would be $1,265 (115 shares at $11 per share). The contingent deferred sales charge would not be applied to the value of the reinvested dividend shares. Therefore, the 15 shares currently valued at $165.00 would be sold without a contingent deferred sales charge. The number of shares needed to fund the remaining $335.00 of the redemption would equal 30.455. Using the lower of cost or market price to determine the contingent deferred sales charge the original purchase price of $10.00 per share would be used. The contingent deferred sales charge calculation would therefore be 30.455 shares times $10.00 per share at a contingent deferred sales charge rate of 4% (the applicable rate in the second year after purchase) for a total contingent deferred sales charge of $12.18.

For federal income tax purposes, the amount of the contingent deferred sales charge will reduce the gain or increase the loss, as the case may be, on the amount recognized on the redemption of shares. The amount of any contingent deferred sales charge will be paid to G.T. Global.

                           CONTINGENT DEFERRED SALES
                                 CHARGE WAIVERS
The contingent deferred sales charge will be waived for exchanges, as described below, and for redemptions in connection with each Fund's systematic withdrawal plan not in excess of 12% of the value of the account annually. In addition, the contingent deferred sales charge will be waived in the following circumstances:
(1) total or partial redemptions made within one year following the death or disability of a shareholder; (2) minimum required distributions made in connection with a G.T. Global, IRA, Keogh Plan or custodial account under
Section 403(b) of the Code or other retirement plan following attainment of age 70 1/2; (3) total or partial redemptions resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement plan;
(4) when a redemption results from a tax-free return of an excess contribution pursuant to Section 408(d)(4) or (5) of the Code or from the death or disability of the employee; (5) a one-time reinvestment in Class B shares of the Fund within 180 days of a prior redemption; (6) redemptions pursuant to the Fund's right to liquidate a shareholder's account involuntarily; (7) redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan, which is invested in G.T. Global Mutual Funds, which are permitted to be made without penalty pursuant to the Code (other than tax-free rollovers or transfers of asset) and the proceeds of which are reinvested in Fund shares; (8) redemptions made in connection with participant-directed exchanges between options in an employer-sponsored benefit plan; (9) redemptions made for the purpose of providing cash to fund a loan to a participant in a tax-qualified retirement plan; (10) redemptions made in connection with a distribution from any retirement plan or account that is permitted in accordance with the provisions of Section 72(t)(2) of the Code and the regulations promulgated thereunder; (11) redemptions made in connection with a distribution from any retirement plan or account that involves the return of an excess deferral amount pursuant to Section 401(k)(8) or Section 402(g)(2) of the Code of the return of excess aggregate contributions pursuant to Section 401(m)(6) of the Code; (12) redemptions made in connection with a distribution (from a qualified profit-sharing or stock bonus plan described in Section 401(k) of the Code) to a participant or beneficiary under Section 401(k)(2)(B)(IV) of the Code upon hardship of the covered employee (determined pursuant to Treasury Regulation section 1.401(k)-1(d)(2); and (13) redemptions made by or for the benefit of

                               Prospectus Page 31

                       G.T. GLOBAL EMERGING MARKETS FUND
                         G.T. LATIN AMERICA GROWTH FUND
certain states, counties or cities, or any instrumentalities, departments or authorities thereof where such entities are prohibited or limited by applicable law from paying a sales charge or commission.

                         PROGRAMS APPLICABLE TO CLASS A
                               AND CLASS B SHARES

AUTOMATIC INVESTMENT PLAN. Investors may purchase either Class A or Class B shares of the Emerging Markets Fund or Latin America Growth Fund through the G.T. Global Automatic Investment Plan. Under this Plan, an amount specified by the shareholder of $100 or more (or $25 for IRAs, Code Section 403(b)(7) custodial accounts and other tax-qualified employer-sponsored retirement accounts) on a monthly or quarterly basis will be sent to the Transfer Agent from the investor's bank for investment in either the Emerging Markets Fund or Latin America Growth Fund. Investors should be aware that the Emerging Markets Fund or Latin America Growth Fund may suspend the offering of its shares in the future, although not the previously established Automatic Investment Plans. If a suspension of all sales is made, automatic investments will not be accepted until the offering is recommenced. Participants in the Automatic Investment Plan should not elect to receive dividends or other distributions from the Funds in cash. To participate in the Automatic Investment Plan, investors should complete the appropriate portion of the Supplemental Application provided at the end of this Prospectus. Investors should contact their broker/dealers or G.T. Global for more information.

DOLLAR COST AVERAGING PROGRAM. Dollar cost averaging is a systematic, disciplined investment method through which a shareholder invests the same dollar amount each month. Accordingly, the investor purchases more shares when a Fund's net asset value is relatively low and fewer shares when a Fund's net asset value is relatively high. This can result in a lower average cost-per-share than if the shareholder followed a less systematic approach. The G.T. Dollar Cost Averaging Program provides a convenient means for investors to use this method to purchase either Class A or Class B shares of the G.T. Global Mutual Funds. Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Because such a program involves continuous investment in securities regardless of fluctuating price levels of such securities, investors should consider their financial ability to continue purchases through periods of low price levels.

A participant in the G.T. Dollar Cost Averaging Program first designates the size of his or her monthly investment in a Fund ("Monthly Investment") after participation in the Program begins. The Monthly Investment must be at least $1,000. The investor then will make an initial investment of at least $10,000 in the G.T. Global Dollar Fund. Thereafter, each month an amount equal to the specified Monthly Investment automatically will be redeemed from the G.T. Global Dollar Fund and invested in Fund shares. A sales charge will be applied to each automatic monthly purchase of Class A Fund shares in an amount determined in accordance with the Right of Accumulation privilege described above. Investors should be aware that the Emerging Markets Fund or Latin America Growth Fund may suspend the offering of its shares in the future, although not for shareholders who are participants in the Dollar Cost Averaging Program at that time. If a suspension of all sales is made, the Funds will not accept Monthly Investments. For more information about the G.T. Dollar Cost Averaging Program, investors should consult their brokers or G.T. Global.

CERTIFICATES. In the interest of economy and convenience, physical certificates representing a Fund's shares will not be issued unless an investor submits a written request to the Transfer Agent, or unless the investor's broker/dealer requests that the Transfer Agent provide certificates. Shares of a Fund are recorded on a register by the Transfer Agent, and shareholders who do not elect to receive certificates have the same rights of ownership as if certificates had been issued to them. Redemptions and exchanges by shareholders who hold certificates may take longer to effect than similar transactions involving non-certificated shares because the physical delivery and processing of properly executed certificates is required. ACCORDINGLY, THE FUNDS AND G.T. GLOBAL RECOMMEND THAT SHAREHOLDERS DO NOT REQUEST ISSUANCE OF CERTIFICATES.

                               Prospectus Page 32

                       G.T. GLOBAL EMERGING MARKETS FUND
                         G.T. LATIN AMERICA GROWTH FUND

                             HOW TO MAKE EXCHANGES

--------------------------------------------------------------------------------

Shares of the Funds may be exchanged for shares of any other G.T. Global Mutual Funds, based on their respective net asset values, without imposition of any sales charges, provided that the registration remains identical. This exchange privilege is available only in those jurisdictions where the sale of G.T. Global Mutual Fund shares to be acquired may be legally made. CLASS A SHARES MAY BE EXCHANGED ONLY FOR CLASS A SHARES OF OTHER G.T. GLOBAL MUTUAL FUNDS. CLASS B SHARES MAY BE EXCHANGED ONLY FOR CLASS B SHARES OF OTHER G.T. GLOBAL MUTUAL FUNDS. The exchange of Class B shares will not be subject to a contingent deferred sales charge. For purposes of computing the contingent deferred sales charge, the length of time of ownership of Class B shares will be measured from the date of original purchase and will not be affected by the exchange. EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER'S REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR TAX PURPOSES. See "Dividends, Other Distributions and Federal Income Taxation."

Other than the Funds, the G.T. Global Mutual Funds currently include:

      -- G.T. GLOBAL: WORLDWIDE GROWTH FUND
      -- G.T. GLOBAL: INTERNATIONAL GROWTH FUND
      -- G.T. GLOBAL HEALTH CARE FUND
      -- G.T. GLOBAL TELECOMMUNICATIONS FUND
      -- G.T. GLOBAL FINANCIAL SERVICES FUND
      -- G.T. GLOBAL INFRASTRUCTURE FUND
      -- G.T. GLOBAL NATURAL RESOURCES FUND
      -- G.T. GLOBAL CONSUMER PRODUCTS AND SERVICES FUND
      -- G.T. GLOBAL: NEW PACIFIC GROWTH FUND*
      -- G.T. GLOBAL: EUROPE GROWTH FUND
      -- G.T. GLOBAL: AMERICA GROWTH FUND
      -- G.T. GLOBAL: JAPAN GROWTH FUND
      -- G.T. GLOBAL GROWTH & INCOME FUND
      -- G.T. GLOBAL GOVERNMENT INCOME FUND
      -- G.T. GLOBAL STRATEGIC INCOME FUND
      -- G.T. GLOBAL HIGH INCOME FUND
      -- G.T. GLOBAL DOLLAR FUND

--------------

*   Formerly, G.T. Pacific Growth Fund

Up to four exchanges each year may be made without charge. A $7.50 service charge will be imposed on each subsequent exchange. If an investor does not surrender all of his or her shares in an exchange, the remaining balance in the investor's account after the exchange must be at least $500. Exchange requests received in good order by the Transfer Agent before the close of regular trading on the NYSE on any Business Day will be processed at the net asset value calculated on that day.

A shareholder interested in making an exchange should write or call his or her broker or the Transfer Agent to request the prospectus of the other G.T. Global Mutual Fund(s) being considered. Certain brokers may charge a fee for handling exchanges.

EXCHANGES BY TELEPHONE. A shareholder may give exchange instructions to the shareholder's broker/ dealer or to the Transfer Agent by telephone at the appropriate toll free number provided in the Shareholder Account Manual. Exchange orders will be accepted by telephone provided that the exchange involves only uncertificated shares on deposit in the shareholder's account or for which certificates previously have been deposited.

Shareholders automatically have telephone privileges to authorize exchanges. The Funds, G.T. Global and the Transfer Agent shall not be liable for any loss or damage for acting in good faith upon instructions received by telephone and reasonably believed to be genuine. The Funds employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions, and/or tape recording of telephone instructions. The Funds may be liable for any losses due to unauthorized or fraudulent instructions if they do not follow reasonable procedures.

EXCHANGES BY MAIL. Exchange orders should be sent by mail to the investor's broker or to the Transfer Agent at the address set forth in the Shareholder Account Manual.

OTHER INFORMATION ABOUT EXCHANGES. Purchases, redemptions and exchanges should be made for investment purposes only. A pattern of frequent exchanges, purchases and sales is not acceptable and can be limited by a Fund's or G.T. Global's refusal to accept further purchase and exchange orders from the investor or broker. The terms of the exchange offer described above may be modified at any time, on 60 days' prior written notice to shareholders.

                               Prospectus Page 33

                       G.T. GLOBAL EMERGING MARKETS FUND
                         G.T. LATIN AMERICA GROWTH FUND

                              HOW TO REDEEM SHARES

--------------------------------------------------------------------------------

As described below, shares of the Funds may be redeemed at their net asset value (subject to any applicable contingent deferred sales charge for Class B shares or, in limited circumstances, Class A shares) and redemption proceeds will be sent within seven days of the execution of a redemption request. Shareholders with broker/dealers that sell shares may redeem shares through such broker/ dealers. If the shares are held in the broker/dealer's "street name," the redemption must be made through the broker/dealer. Other shareholders may redeem shares through the Transfer Agent. If a redeeming shareholder owns both Class A and Class B shares of a Fund, the Class A shares will be redeemed first unless the shareholder specifically requests otherwise.

REDEMPTIONS THROUGH BROKER/DEALERS. Shareholders with accounts at broker/dealers that sell shares of the Funds may submit redemption requests to such brokers. Broker/Dealers may honor a redemption request either by repurchasing shares from a redeeming shareholder at the shares' net asset value next computed after the broker/ dealer receives the request or by forwarding such requests to the Transfer Agent (see "How to Redeem Shares -- Redemptions Through the Transfer Agent"). Redemption proceeds (less any applicable contingent deferred sales charge for Class B shares) normally will be paid by check or, if offered by the broker/dealer, credited to the shareholder's brokerage account at the election of the shareholder. Broker/Dealers may impose a service charge for handling redemption transactions placed through them and may have other requirements concerning redemptions. Accordingly, shareholders should contact their broker/dealers for more details.

REDEMPTIONS THROUGH THE TRANSFER AGENT. Redemption requests may be transmitted to the Transfer Agent by telephone or by mail, in accordance with the instructions provided in the Shareholder Account Manual. All redemptions will be effected at the net asset value next determined after the Transfer Agent has received the request and any required supporting documentation (less any applicable contingent deferred sales charge for Class B shares). Redemption requests received before the close of regular trading on the NYSE on any Business Day will be effected at the net asset value calculated on that day. Redemption requests will not require a signature guarantee if the redemption proceeds are to be sent either: (i) to the redeeming shareholder at the shareholder's address of record as maintained by the Transfer Agent, provided the shareholder's address of record has not been changed within the preceding thirty days; or (ii) directly to a pre-designated bank, savings and loan or credit union account ("Pre-Designated Account"). ALL OTHER REDEMPTION REQUESTS MUST BE ACCOMPANIED BY A SIGNATURE GUARANTEE OF THE REDEEMING SHAREHOLDER'S SIGNATURE. A signature guarantee can be obtained from any bank, U.S. trust company, a member firm of a U.S. stock exchange or a foreign branch of any of the foregoing or other eligible guarantor institution. A notary public is not an acceptable guarantor. A shareholder uncertain about the Funds' signature guarantee requirement should contact the Transfer Agent.

Shareholders may qualify to have redemption proceeds sent to a Pre-Designated Account by completing the appropriate section of the Account Application at the end of this Prospectus. Shareholders with Pre-Designated Accounts should request that redemption proceeds be sent either by bank wire or by check. The minimum redemption amount for a bank wire is $1,000. Shareholders requesting a bank wire should allow two business days from the time the redemption request is effected for the proceeds to be deposited in the shareholder's Pre-Designated Account. See "How to Redeem Shares -- Other Important Redemption Information." Shareholders may change their Pre-Designated Accounts only by a letter of instruction to the Transfer Agent containing all account signatures, each of which must be guaranteed. The Transfer Agent currently does not charge a bank wire service fee on each wire redemption sent, but reserves the right to do so in the future.

REDEMPTIONS BY TELEPHONE. Redemption requests may be made by telephone by calling the Transfer Agent at the appropriate toll free number provided in the Shareholder Account Manual. Shareholders who hold certificates for shares may not redeem by telephone. REDEMPTION REQUESTS MAY NOT BE MADE BY TELEPHONE FOR THIRTY DAYS FOLLOWING ANY CHANGE OF THE SHAREHOLDER'S ADDRESS

                               Prospectus Page 34

                       G.T. GLOBAL EMERGING MARKETS FUND
                         G.T. LATIN AMERICA GROWTH FUND
OF RECORD. THE TRANSFER AGENT AND THE FUND ARE NOT RESPONSIBLE FOR THE AUTHENTICITY OF TELEPHONE REDEMPTION REQUESTS.

Shareholders automatically have telephone privileges to authorize redemptions. The Funds, G.T. Global and the Transfer Agent shall not be liable for any loss or damage for acting in good faith upon instructions received by telephone and believed to be genuine. The Funds employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions, and/or tape recording of telephone instructions. The Funds may be liable for any losses due to unauthorized or fraudulent instructions if they do not follow reasonable procedures.

REDEMPTIONS BY MAIL. Redemption requests should be mailed directly to the Transfer Agent at the appropriate address provided in the Shareholder Account Manual. As discussed above, requests for payment of redemption proceeds to a party other than the registered account owner(s) and/or requests that redemption proceeds be mailed to an address other than the shareholder's address of record require a signature guarantee. In addition, if the shareholder's address of record has been changed within the preceeding thirty days, a signature guarantee is required. Redemptions of shares for which certificates have been issued must be accompanied by properly endorsed share certificates.

SYSTEMATIC WITHDRAWAL PLAN. Shareholders owning shares in the Funds with a value of $10,000 or more may participate in the G.T. Global Systematic Withdrawal Plan. A participating shareholder will receive proceeds from monthly, quarterly or annual redemptions of Fund shares with respect to either Class A or Class B shares. No contingent deferred sales charge will be imposed on certain redemptions of Class A shares purchased for at least $500,000 without an initial sales charge and Class B shares made under the Systematic Withdrawal Plan. The minimum withdrawal amount is $100. The amount or percentage a participating shareholder specifies may not, on an annualized basis, exceed 12% of the value of the account, as of the time the shareholder elects to participate in the Systematic Withdrawal Plan. To participate in the Systematic Withdrawal Plan, investors should complete the appropriate portion of the Supplemental Application provided at the end of this Prospectus. Investors should contact their brokers or the Transfer Agent for more information. With respect to Class A shares, participation in the Systematic Withdrawal Plan concurrent with purchases of Class A shares of the Fund may be disadvantageous to investors because of the sales charges involved and possible tax implications, and therefore is discouraged. In addition, shareholders who participate in the Systematic Withdrawal Plan should not elect to reinvest dividends or other distributions in additional Fund shares.

OTHER IMPORTANT REDEMPTION INFORMATION. A request for redemption will not be processed until all of the necessary documentation has been received in good order. A shareholder with questions concerning what documents are required should contact his or her broker/dealer or the Transfer Agent.

Except in extraordinary circumstances and as permitted under the 1940 Act, payment for shares redeemed by telephone or by mail will be made promptly after receipt of a redemption request, if in good order, but not later than seven days after the date the request is executed. Requests for redemption which are subject to any special conditions or which specify a future or past effective date cannot be accepted.

If the Transfer Agent is requested to redeem shares for which a Fund has not yet received good payment, the Fund may delay payment of redemption proceeds until it has assured itself that good payment has been collected for the purchase of the shares. In the case of purchases by check, it can take up to 10 business days to confirm that the check has cleared and good payment has been received. Redemption proceeds will not be delayed when shares have been paid for by wire or when the investor's account holds a sufficient number of shares for which funds already have been collected.

Each Fund may redeem the shares of any shareholder whose account is reduced to less than $500 in net asset value through redemptions or other action by the shareholder. Notice will be given to the shareholder at least 60 days prior to the date fixed for such redemption, during which time the shareholder may increase his or her holdings to an aggregate amount of $500 or more (with a minimum purchase of $100 or more).

                               Prospectus Page 35

                       G.T. GLOBAL EMERGING MARKETS FUND
                         G.T. LATIN AMERICA GROWTH FUND

                           SHAREHOLDER ACCOUNT MANUAL

--------------------------------------------------------------------------------

Shareholders are encouraged to place purchase, exchange and redemption orders through their broker/dealers. Shareholders also may place such orders directly through G.T. Global in accordance with this Manual. See "How to Invest;" "How to Make Exchanges;" "How to Redeem Shares;" and "Dividends, Other Distributions and Federal Income Taxation -- Taxes" for more information.

Each Funds' Transfer Agent is G.T. GLOBAL INVESTOR SERVICES, INC.

INVESTMENTS BY MAIL

Send completed Account Application (if initial purchase) or letter stating Fund name, class of shares, shareholder's registered name and account number (if subsequent purchase) with a check to:

    G.T. Global
    P.O. Box 7345
    San Francisco, California 94120-7345

INVESTMENTS BY BANK WIRE

An investor opening a new account should call 1-800-223-2138 to obtain an account number. WITHIN SEVEN DAYS OF PURCHASE SUCH AN INVESTOR MUST SEND A COMPLETED ACCOUNT APPLICATION CONTAINING THE INVESTOR'S CERTIFIED TAXPAYER IDENTIFICATION NUMBER TO G.T. GLOBAL AT THE ADDRESS PROVIDED ABOVE UNDER "INVESTMENTS BY MAIL." Wire instructions must state Fund name, class of shares, shareholder's registered name and account number. Bank wires should be sent through the Federal Reserve Bank Wire System to:

    WELLS FARGO BANK, N.A.
    ABA 121000248
    Attn: G.T. GLOBAL
         ACCOUNT NO. 4023-050701
(Stating Fund name, class of shares, shareholder's registered name and account number)

EXCHANGES BY TELEPHONE

Call G.T. Global at 1-800-223-2138

EXCHANGES BY MAIL

Send complete instructions, including name of Fund exchanging from, amount of exchange, name of the G.T. Global Mutual Fund exchanging into, shareholder's registered name and account number, to:

    G.T. Global
    P.O. Box 7893
    San Francisco, California 94120-7893

REDEMPTIONS BY TELEPHONE

Call G.T. Global at 1-800-223-2138

REDEMPTIONS BY MAIL

Send complete instructions, including name of Fund, class of shares, amount of redemption, shareholder's registered name and account number, to:

    G.T. Global
    P.O. Box 7893
    San Francisco, California 94120-7893

OVERNIGHT MAIL

Overnight mail services do not deliver to post office boxes. To send purchase, exchange or redemption orders by overnight mail, comply with the above instructions but send to the following:

    G.T. Global Investor Services
    California Plaza
    2121 N. California Boulevard
    Suite 450
    Walnut Creek, California 94596

ADDITIONAL QUESTIONS

Shareholders with additional questions regarding purchase, exchange and redemption procedures may call G.T. Global at 1-800-223-2138.

                               Prospectus Page 36

                       G.T. GLOBAL EMERGING MARKETS FUND
                         G.T. LATIN AMERICA GROWTH FUND

                         CALCULATION OF NET ASSET VALUE

--------------------------------------------------------------------------------

Each Fund calculates its net asset value as of the close of regular trading on the NYSE (currently, 4:00 p.m. Eastern time, unless weather, equipment failure or other factors contribute to an earlier closing), each Business Day. Each Fund's asset value per share is computed by determining the value of its total assets (the securities it holds plus any cash or other assets, including interest and dividends accrued but not yet received), subtracting all the Fund's liabilities (including accrued expenses), and dividing the result by the total number of shares outstanding at such time. Net asset value is determined separately for each class of shares of each Fund.

Equity securities held by a Fund are valued at the last sale price on the exchange or in the principal OTC market in which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Long-term debt obligations are valued at the mean of representative quoted bid or asked prices for such securities, or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when G.T. Capital deems it appropriate, prices obtained from a bond pricing service will be used. Short-term debt investments are amortized to maturity based on their cost, adjusted for foreign exchange translation and market fluctuations, provided that such valuations represent fair value. When market quotations for futures and options positions held by a Fund are readily available, those positions will be valued based upon such quotations.

Securities and other assets for which market quotations are not readily available are valued at fair value determined in good faith by or under direction of the Company's Board of Directors. Securities quoted in foreign currencies will be valued in U.S. dollars based on the prevailing exchange rates on that day.

Each Fund's portfolio securities, from time to time, may be listed primarily on foreign exchanges or OTC markets which trade on days when the NYSE is closed (such as Saturday). As a result, the net asset values of the Funds may be affected significantly by such trading on days when shareholders cannot purchase or redeem shares of the Fund.

The different expenses borne by each class of shares will result in different net asset values and dividends. The per share net asset value of the Class B shares of a Fund generally will be lower than that of the Class A shares of that Fund because of the higher expenses borne by the Class B shares. It is expected, however, that the net asset value per share of Class A and Class B shares of a Fund will tend to converge immediately after the payment of dividends, which will differ by approximately the amount of the service and distribution expense accrual differential between the classes. The per share net asset value and dividends of the Advisor Class shares of a Fund generally will be higher than that of the Class A and Class B shares of that Fund because of the absence of 12b-1 service and distribution fees with respect to Advisor Class shares.

--------------------------------------------------------------------------------

                         DIVIDENDS, OTHER DISTRIBUTIONS
                          AND FEDERAL INCOME TAXATION

--------------------------------------------------------------------------------

DIVIDENDS AND OTHER DISTRIBUTIONS. Each Fund annually declares as a dividend all its net investment income, if any, which includes dividends, accrued interest and earned discount (including both original issue and market discounts) less any applicable expenses. Each Fund also normally distributes for each fiscal year substantially all of its realized net short-term capital gain (the excess of short-term capital gains over short-term capital losses), net capital gain (the excess of net long-term capital gain over net short-term capital loss) and net gains from foreign currency transactions, if any. Each Fund may make an additional dividend or other distribution if necessary to avoid a 4% excise tax on certain undistributed income and gain.

                               Prospectus Page 37

                       G.T. GLOBAL EMERGING MARKETS FUND
                         G.T. LATIN AMERICA GROWTH FUND

Dividends and other distributions paid by each Fund with respect to all classes of its shares are calculated in the same manner and at the same time. The per share income dividends on Class B shares of a Fund will be lower than the per share income dividends on Class A shares of that Fund as a result of the higher service and distribution fees applicable to Class B shares; the per share income dividends on both such classes of shares of a Fund will be lower than the per share income dividends on the Advisor Class shares of that Fund as a result of the absence of any service and distribution fees applicable to Advisor Class shares. SHAREHOLDERS MAY ELECT:

/ / to have all dividends and other distributions automatically reinvested in additional Fund shares of the distributing class (or in shares of the corresponding class of other G.T. Global Mutual Funds); or

/ / to receive dividends in cash and have other distributions automatically reinvested in additional Fund shares of the distributing class (or in shares of the corresponding class of other G.T. Global Mutual Funds); or

/ / to receive other distributions in cash and have dividends automatically reinvested in additional Fund shares of the distributing class (or in shares of the corresponding class of other G.T. Global Mutual Funds); or

/ / to receive dividends and other distributions in cash.

Automatic reinvestments in additional shares are made at net asset value without imposition of a sales charge. IF NO ELECTION IS MADE BY A SHAREHOLDER, ALL DIVIDENDS AND OTHER DISTRIBUTIONS WILL BE REINVESTED AUTOMATICALLY IN ADDITIONAL FUND SHARES OF THE DISTRIBUTING CLASS. Reinvestments in another G.T. Global Mutual Fund may only be directed to an account with the identical shareholder registration and account number. These elections may be changed by a shareholder at any time; to be effective with respect to a distribution, the shareholder or the shareholder's broker must contact the Transfer Agent by mail or telephone at least 15 Business Days prior to the payment date. THE FEDERAL INCOME TAX STATUS OF DIVIDENDS AND OTHER DISTRIBUTIONS IS THE SAME WHETHER THEY ARE RECEIVED IN CASH OR REINVESTED IN ADDITIONAL SHARES.

Any dividend or other distribution paid by a Fund has the effect of reducing the net asset value per share on the ex-dividend date by the amount thereof. Therefore, a dividend or other distribution paid shortly after a purchase of shares would represent, in substance, a return of capital to the shareholder (to the extent it is paid on the shares so purchased), even though subject to income tax, as discussed below.

TAXES. Each Fund intends to continue to qualify for treatment as a regulated investment company under the Code. In each taxable year that a Fund so qualifies, the Fund (but not its shareholders) will be relieved of federal income tax on that part of its investment company taxable income (consisting generally of net investment income, net gains from certain foreign currency transactions and net short-term capital gain) and net capital gain that is distributed to its shareholders.

Dividends from a Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) are taxable to shareholders as ordinary income to the extent of the Fund's earnings and profits. Distributions of a Fund's net capital gain, when designated as such, are taxable to its shareholders as long-term capital gains, regardless of how long they have held their Fund shares, and whether paid in cash or reinvested in additional Fund shares.

Each Fund provides federal tax information to its shareholders annually, including information about dividends and other distributions paid during the preceding year and, under certain circumstances, the shareholders' respective shares of any foreign taxes paid by the Fund, in which event each shareholder would be required to include in his or her gross income his or her pro rata share of those taxes but might be entitled to claim a credit or deduction for them.

Each Fund must withhold 31% from dividends, capital gain distributions and redemption proceeds payable to any individuals and certain other noncorporate shareholders who have not furnished to the Fund a correct taxpayer identification number or a properly completed claim for exemption on Form W-8 or W-9. Withholding at that rate also is required from dividends and capital gain distributions payable to such shareholders who otherwise are subject to backup withholding. Fund accounts opened via a bank wire purchase (see "How to Invest -- Purchases Through the Distributor") are considered to have uncertified taxpayer identification numbers unless a completed Form W-8 or W-9 or Account Application is received by the Transfer Agent within seven days after the purchase. A shareholder should contact the Transfer Agent if the shareholder is uncertain whether a proper taxpayer identification number is on file with a Fund.

                               Prospectus Page 38

                       G.T. GLOBAL EMERGING MARKETS FUND
                         G.T. LATIN AMERICA GROWTH FUND

A redemption of Fund shares may result in taxable gain or loss to the redeeming shareholder, depending upon whether the redemption proceeds are more or less than the shareholder's adjusted basis for the redeemed shares (which normally includes any initial sales charge paid on Class A shares). An exchange of Fund shares for shares of another G.T. Global Mutual Fund generally will have similar tax consequences. However, special tax rules apply when a shareholder (1) disposes of Class A shares of a Fund through a redemption or exchange within 90 days after purchase and (2) subsequently acquires Class A shares of such Fund or any other G.T. Global Mutual Fund on which an initial sales charge normally is imposed without paying a sales charge due to the reinstatement privilege or exchange privilege. In these cases, any gain on the disposition of the original Class A shares will be increased, or loss decreased, by the amount of the sales charge paid when the shares were acquired, and that amount will increase the adjusted basis of the shares subsequently acquired. In addition, if Fund shares are purchased within 30 days before or after redeeming shares of the same Fund (regardless of class) at a loss, all or a part of the loss will not be deductible and instead will increase the basis of the newly purchased shares.

The foregoing is only a summary of some of the important federal tax considerations generally affecting each Fund and its shareholders. See "Taxes" in the Statement of Additional Information for a further discussion. There may be other federal, state, local or foreign tax considerations applicable to a particular investor. Prospective investors therefore are urged to consult their tax advisers.

--------------------------------------------------------------------------------

                                   MANAGEMENT

--------------------------------------------------------------------------------

The Company's Board of Directors has overall responsibility for the operation of the Funds. Pursuant to such responsibility, the Board has approved contracts with various financial organizations to provide, among other things, day to day management services required by the Funds.

INVESTMENT MANAGEMENT AND ADMINISTRATION. Services provided by G.T. Capital as each Fund's investment manager and administrator include, but are not limited to, determining the composition of the Fund's portfolio and placing orders to buy, sell or hold particular securities; furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to the Fund's operation. For these services, each of the Funds pays G.T. Capital investment management and administration fees, computed daily and paid monthly, based on its average daily net assets, at the annualized rate of .975% on the first $500 million, .95% on the next $500 million, .925% on the next $500 million, and .90% on amounts thereafter. These rates are higher than those paid by most mutual funds.

G.T. Capital, organized in 1973, provides investment management and/or administration services to all the G.T. Global Mutual Funds as well as to other institutional, corporate and individual clients. The offices of G.T. Capital are located at 50 California Street, 27th Floor, San Francisco, California 94111.

G.T. Capital is the U.S. member of the G.T. Group, an international investment advisory organization established in 1969 for the purpose of rendering international portfolio management services to both institutional and individual clients. Since the G.T. Group was established, it has gained a reputation as a leader in identifying and investing in emerging and established markets around the world. As of February 1, 1995, aggregate assets under G.T. Group management exceeded $22 billion, of which more than $19 billion was invested in the securities of non-U.S. issuers. Of this amount, more than $6 billion was invested in emerging markets including the securities of Latin American issuers.

In addition to the San Francisco office, the G.T. Group maintains fully staffed investment offices in London, Hong Kong, Tokyo, Toronto, Singapore and Sydney. Many of G.T. Capital's investment managers are natives of the countries in which they invest, and have the advantage of being close to the financial markets they follow and speaking the languages of local corporate and government leaders. G.T. Capital's experienced management

                               Prospectus Page 39

                       G.T. GLOBAL EMERGING MARKETS FUND
                         G.T. LATIN AMERICA GROWTH FUND
team is situated to react quickly to changes in foreign markets which are in time zones different from those in the United States.

G.T. Capital and the other companies in the G.T. Group are subsidiaries of BIL GT Group Limited ("BIL GT Group"), a financial services holding company. BIL GT Group in turn is controlled by the Prince of Liechtenstein Foundation, which serves as the parent organization for the various business enterprises of the Princely Family of Liechtenstein. Its principal business address is Harrengasse 12, FL-9490, Vaduz, Liechtenstein.

In managing the Funds, G.T. Capital employs a team approach, taking advantage of the resources of its various investment offices around the world in seeking to achieve the Funds' objectives. In addition, in managing the Funds these individuals utilize the research and related work of other members of G.T. Capital's investment staff. The investment professionals primarily responsible for the portfolio management of the Funds are as follows:

                             EMERGING MARKETS FUND

                                                 RESPONSIBILITIES FOR                    BUSINESS EXPERIENCE
NAME/OFFICE                                            THE FUND                            LAST FIVE YEARS
--------------------------------------  --------------------------------------  --------------------------------------

Jonathan Chew                           Portfolio Manager since Fund inception  Portfolio Manager for G.T. Management
 Hong Kong                               in 1992                                 Ltd. (Hong Kong); Portfolio Manager
                                                                                 for G.T. Capital since 1992

Simon Nocera                            Portfolio Manager since Fund inception  Portfolio Manager and Economist for
 San Francisco                           in 1992                                 G.T. Capital since 1992; From 1991 to
                                                                                 1992, Mr. Nocera was Senior Vice
                                                                                 President and Director for Global
                                                                                 Fixed Income at the Putnam Companies.
                                                                                 Prior thereto, he was a Financial
                                                                                 Economist at the International
                                                                                 Monetary Fund

James M. Bogin                          Security selection for Latin America    Portfolio Manager for G.T. Capital
 San Francisco                           since 1993                              since 1993; From 1989 to 1993, Mr.
                                                                                 Bogin was a Fund Manager at Nomura
                                                                                 Investment Management Co. (Tokyo)

John R. Legat                           Security selection for Europe and       Portfolio Manager for G.T. Capital and
 London                                  Africa since 1995                       G.T. Management PLC (London)

                               Prospectus Page 40

                       G.T. GLOBAL EMERGING MARKETS FUND
                         G.T. LATIN AMERICA GROWTH FUND

                           LATIN AMERICA GROWTH FUND

                                                 RESPONSIBILITIES FOR                    BUSINESS EXPERIENCE
NAME/OFFICE                                            THE FUND                            LAST FIVE YEARS
--------------------------------------  --------------------------------------  --------------------------------------

Soraya M. Betterton                     Portfolio Manager since Fund inception  Portfolio Manager for G.T. Capital
 San Francisco                           in 1991

Andrew Boczek                           Assistant Portfolio Manager since 1993  Investment Analyst for G.T. Capital
 San Francisco                                                                   since 1993; From 1991 to 1993, Mr.
                                                                                 Boczek was an Analyst at Continental
                                                                                 Bank Corporation. Prior thereto, he
                                                                                 was a Research Assistant at the
                                                                                 International Monetary Fund

In placing securities orders for the Funds' portfolio transactions, G.T. Capital seeks to obtain the best net results. G.T. Capital has no agreement or commitment to place orders with any broker-dealer. Commissions or discounts in foreign securities exchanges or OTC markets often are fixed and generally are higher than those in U.S. securities exchanges or markets. Consistent with its obligation to obtain the best net results, G.T. Capital may consider a broker/dealer's sale of shares of the G.T. Global Mutual Funds as a factor in considering through whom portfolio transactions will be effected. Brokerage transactions may be executed through any of the BIL GT Group affiliates.

The Emerging Markets Fund and the Latin America Growth Fund's portfolio turnover rates during the fiscal year ended October 31, 1994 were 100% and 155%, respectively. However, G.T. Capital does not regard portfolio turnover as a limiting factor and will buy or sell securities for either Fund as necessary in response to market conditions to meet the Fund's objective. The portfolio turnover rate is calculated by dividing the lesser of sales or purchases of portfolio securities by the Fund's average month-end portfolio value, excluding short-term investments. For purposes of this calculation, portfolio securities exclude purchases and sales of debt securities having a maturity at the date of purchase of one year or less. High portfolio turnover involves correspondingly greater transaction costs in the form of brokerage commissions or dealer spreads and other costs that a Fund will bear directly, and may result in the realization of net capital gains, which are taxable when distributed to shareholders.

DISTRIBUTION OF FUND SHARES. G.T. Global is the distributor, or principal underwriter, of each Fund's Class A and Class B shares. Like G.T. Capital, G.T. Global is a subsidiary of BIL GT Group with offices at 50 California Street, 27th Floor, San Francisco, California 94111. As distributor, G.T. Global collects the sales charges imposed on purchases of Class A shares and reallows a portion of such charges to broker/dealers that have sold such shares in accordance with the schedule set forth above under "How to Invest." In addition, G.T. Global collects any contingent deferred sales charges that may be imposed on certain redemptions of Class A and Class B shares.

The Latin America Growth Fund has previously suspended the offering of its shares upon the advice of G.T. Capital that doing so was in the best interests of the portfolio management process. As of the date of this Prospectus, the Latin America Growth Fund has resumed sales of its shares based upon G.T. Capital's advice that it is consistent with prudent portfolio management to do so. However, the Latin America Growth Fund reserves the right to suspend sales again and Emerging Markets Fund reserves the right to suspend sales in the future based upon the foregoing portfolio considerations.

G.T. Global, at its own expense, may provide additional promotional incentives to broker/dealers that sell shares of the Funds and/or shares of the other G.T. Global Mutual Funds. In some instances additional compensation or promotional incentives may be offered to brokers/dealers that have sold or may sell significant amounts of shares during specified periods of time. Such compensation and incentives may include, but are not limited to, cash, merchandise, trips and financial assistance to broker/dealers in connection with preapproved conferences or seminars, sales or training programs for invited sales personnel, payment for travel expenses (including meals and lodging) incurred by sales personnel and members of their families or other invited guests to various locations for such

                               Prospectus Page 41

                       G.T. GLOBAL EMERGING MARKETS FUND
                         G.T. LATIN AMERICA GROWTH FUND
seminars or training programs, seminars for the public, advertising and sales campaigns regarding one or more of the G.T. Global Mutual Funds, and/ or other events sponsored by the broker/dealers. In addition, G.T. Global makes ongoing payments to brokerage firms, financial institutions (including banks) and others that facilitate the administration and servicing of shareholder accounts.

Under a plan of distribution adopted by the Company's Board of Directors pursuant to Rule 12b-1 under the 1940 Act, with respect to the Fund's Class A shares ("Class A Plan"), the Funds may each pay G.T. Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A Shares for its expenditures incurred in servicing and maintaining shareholder accounts, and may each pay G.T. Global a distribution fee at the annualized rate of up to 0.50% of the average daily net assets of the Fund's Class A Shares, less any amounts paid by the Fund as the aforementioned service fee for its expenditures incurred in providing services as distributor. All expenses for which G.T. Global is reimbursed under each Class A Plan will have been incurred within one year of such reimbursement.

Pursuant to a separate plan of distribution adopted by the Company's Board of Directors with respect to the Fund's Class B shares ("Class B Plan"), each Fund may pay G.T. Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B Shares for its expenditures incurred in servicing and maintaining shareholder accounts, and may pay G.T. Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B Shares for its expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

G.T. Global's service and distribution expenses under the Plans include the payment of ongoing commissions; the cost of any additional compensation paid by G.T. Global to brokers and dealers; the costs of printing and mailing to prospective investors prospectuses and other materials relating to the Funds; the costs of developing, printing, distributing and publishing advertisements and other sales literature; and allocated costs relating to G.T. Global's service and distribution activities, including, among other things, employee salaries, bonuses and other overhead expenses. In addition, its expenses under each Class B Plan include payment of initial sales commissions to broker/dealers and interest on any unreimbursed amounts carried forward thereunder. G.T. Global expects that it will continue to incur certain of such service and distribution expenses, including trail commission payments and other account servicing costs, during any suspension of the offering of the Funds shares.

The Glass-Steagall Act and other applicable laws, among other things, generally prohibit federally chartered or supervised banks from engaging in the business of underwriting or distributing securities. Accordingly, G.T. Global intends to engage banks (if at all) only to perform administrative and shareholder servicing functions. Banks and broker/ dealer affiliates of banks also may execute dealer agreements with G.T. Global for the purpose of selling shares of the Funds. While the matter is not free from doubt, the Board of Directors believes that such laws should not preclude a bank from providing administration or shareholder servicing support or preclude a bank's affiliates from acting as a broker/dealer. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either federal or state statutes or regulations relating to the permissible activities of banks or their subsidiaries or affiliates, could prevent a bank and its affiliates from continuing to perform all or part of its servicing or broker/dealer activities. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain shareholders, and alternative means for continuing the servicing of such shareholders would be sought. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

                               Prospectus Page 42

                       G.T. GLOBAL EMERGING MARKETS FUND
                         G.T. LATIN AMERICA GROWTH FUND

                               OTHER INFORMATION

--------------------------------------------------------------------------------

CONFIRMATIONS AND REPORTS TO SHAREHOLDERS. Each time a transaction is made that affects a shareholder's account in a Fund, such as an additional investment, redemption or the payment of a dividend or other distribution, the shareholder will receive from the Transfer Agent a confirmation statement reflecting the transaction. Confirmations for transactions effected pursuant to a Fund's Automatic Investment Plan, Systematic Withdrawal Plan and automatic dividend reinvestment program may be provided quarterly. Shortly after the end of the Funds' fiscal year on October 31 and fiscal half-year on April 30 of each year, shareholders will receive an annual and semiannual report, respectively. These reports list the securities held by the relevant Fund(s) and include the Funds' financial statements. In addition, the federal income tax status of distributions made by the relevant Fund(s) to shareholders will be reported after the end of the fiscal year on Form 1099-DIV.

ORGANIZATION. The Company was organized as a Maryland corporation on October 29, 1987. Until April 28, 1989, the name of the Company was G.T. Global Income Series, Inc. From time to time, the Company may establish other funds, each corresponding to a distinct investment portfolio and a distinct series of the Company's common stock. Shares of the Emerging Markets Fund and the Latin America Growth Fund are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive or conversion rights.

On any matter submitted to a vote of shareholders, shares of each Fund will be voted by that Fund's shareholders individually when the matter affects the specific interest of that Fund only, such as approval of that Fund's investment management arrangements. In addition, each class of shares of a Fund has exclusive voting rights with respect to its distribution plan. The shares of all the Company's Funds will be voted in the aggregate on other matters, such as the election of Directors and ratification of the Board of Directors' selection of the Company's independent accountants.

The Company normally will not hold annual meetings of shareholders, except as required under the 1940 Act. The Company would be required to hold a shareholders meeting in the event that at any time less than a majority of the Directors holding office had been elected by shareholders. Directors shall continue to hold office until their successors are elected and have qualified. Shares of the Company's Funds do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Directors can elect all the Directors. A Director may be removed upon a majority vote of the shareholders qualified to vote in the election. Shareholders holding 10% of the Company's outstanding voting securities may call a meeting of shareholders for the purpose of voting upon the question of removal of any Director or for any other purpose. The 1940 Act requires the Company to assist shareholders in calling such a meeting.

Pursuant to the Company's Articles of Incorporation, it may issue six billion shares. Of this number, three hundred million shares have been classified as shares of each Fund. One hundred million shares have been classified as Class A shares of each Fund, one hundred million shares as Class B shares of each Fund, and one hundred million shares have been classified as Advisor Class shares of each Fund. This amount may be increased from time to time in the discretion of the Board of Directors. Each share of the Fund represents an interest in that Fund only, has a par value of $0.0001 per share, represents an equal proportionate interest in the Fund with other shares of the Fund and is entitled to such dividends and other distributions out of the income earned and gain realized on the assets belonging to the Fund as may be declared at the discretion of the Board of Directors. Each Class A, Class B and Advisor Class share of the Fund is equal as to earnings, assets and voting privileges, except as noted above, and each class bears the expenses, if any, related to the distribution of its shares. Shares of the Fund when issued are fully paid and nonassessable.

Emerging Markets Fund is classified as a "diversified" fund under the 1940 Act which means that, with respect to 75% of the Fund's total assets, no more than 5% will be invested in the securities of any one issuer, and the Fund will purchase no more

                               Prospectus Page 43

                       G.T. GLOBAL EMERGING MARKETS FUND
                         G.T. LATIN AMERICA GROWTH FUND
than 10% of the outstanding voting securities of any one issuer.

The Latin America Growth Fund is classified as a "non-diversified" fund under the 1940 Act which means that with respect to 50% of its total assets, no more than 50% will be invested in the securities of any one issuer, and the Fund will purchase no more than 10% of the outstanding voting securities of any one issuer.

Because the Funds employ a Combined Prospectus, it is possible that a Fund might become liable for a misstatement with respect to the other Fund in this Combined Prospectus. The Board of Directors of the Company have considered this in approving the use of a Combined Prospectus.

SHAREHOLDER INQUIRIES. Shareholder inquiries may be made by calling the Funds toll free at (800) 223-2138 or by writing to the Funds at 50 California Street, 27th Floor, San Francisco, California 94111.

PERFORMANCE INFORMATION. Each Fund, from time to time, may include information on its investment results and/or comparisons of its investment results to various unmanaged indices or results of other mutual funds or groups of mutual funds in advertisements, sales literature or reports furnished to present or prospective shareholders.

In such materials, a Fund may quote its average annual total return ("Standardized Return"). Standardized Return is calculated separately for each class of shares of each Fund. Standardized Return shows percentage rates reflecting the average annual change in the value of an assumed investment in the Fund at the end of a one-year period and at the end of five- and ten-year periods, reduced by the maximum applicable sales charge imposed on sales of Fund shares. If a one-, five- and/or ten-year period has not yet elapsed, data will be provided as of the end of a shorter period corresponding to the life of the Fund. Standardized Return assumes the reinvestment of all dividends and other distributions at net asset value on the reinvestment date established by the Board of Directors.

In addition, in order to more completely represent a Fund's performance or more accurately compare such performance to other measures of investment return, a Fund also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized Return reflects percentage rates of return encompassing all elements of return (i.e., income and capital appreciation or depreciation); it assumes reinvestment of all dividends and other distributions. Non-Standardized Return may be quoted for the same or different periods as those for which Standardized Return is quoted; it may consist of an aggregate or average annual percentage rate of return, actual year-by-year rates or any combination thereof. Non-Standardized Return may or may not take sales charges into account; performance data calculated without taking the effect of sales charges into account will be higher than data including the effect of such charges.

Each Fund's performance data reflects past performance and is not necessarily indicative of future results. A Fund's investment results will vary from time to time depending upon market conditions, the composition of its portfolio and its operating expenses. These factors and possible differences in calculation methods should be considered when comparing a Fund's investment results with those published for other investment companies, other investment vehicles and unmanaged indices. A Fund's results also should be considered relative to the risks associated with its investment objective and policies. Each Fund will include performance data for all classes shares of the Fund in any advertisement or information including performance data for such Fund. See "Investment Results" in the Statement of Additional Information.

Each Fund's annual report contains additional information with respect to its performance. The annual report is available to investors upon request and free of charge.

TRANSFER AGENT. Shareholder servicing, reporting and general transfer agent functions for the Funds are performed by G.T. Global Investor Services, Inc. The Transfer Agent is an affiliate of G.T. Capital and G.T. Global and a subsidiary of BIL GT Group, and maintains its offices at 50 California Street, 27th Floor, San Francisco, California 94111.

CUSTODIAN AND ACCOUNTING AGENT. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110 is custodian of each Fund's assets and serves as each Fund's accounting agent.

COUNSEL. The law firm of Kirkpatrick & Lockhart, 1800 M Street, N.W., Washington, D.C. 20036-5891, acts as counsel to the Company and the Funds. Kirkpatrick & Lockhart also acts as

                               Prospectus Page 44

                       G.T. GLOBAL EMERGING MARKETS FUND
                         G.T. LATIN AMERICA GROWTH FUND
counsel to G.T. Capital, G.T. Global and G.T. Global Investor Services, Inc. in connection with other matters.

INDEPENDENT ACCOUNTANTS. The Company's and each Fund's independent accountants are Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts 02109. Coopers & Lybrand L.L.P. will conduct an annual audit of each Fund, assist in the preparation of each Fund's federal and state income tax returns and consult with the Company, or Trust, as applicable, and each Fund as to matters of accounting, regulatory filings, and federal and state income taxation.

MULTIPLE TRANSLATIONS OF THE PROSPECTUS. This Prospectus may be translated into other languages. In the event of any inconsistency or ambiguity as to the meaning of any word or phrase contained in a translation, the English text shall prevail.

                               Prospectus Page 45

                       G.T. GLOBAL EMERGING MARKETS FUND
                         G.T. LATIN AMERICA GROWTH FUND

                                     NOTES

--------------------------------------------------------------------------------

                               Prospectus Page 46

                       G.T. GLOBAL EMERGING MARKETS FUND
                         G.T. LATIN AMERICA GROWTH FUND

                                     NOTES

--------------------------------------------------------------------------------

                               Prospectus Page 47

                       G.T. GLOBAL EMERGING MARKETS FUND
                         G.T. LATIN AMERICA GROWTH FUND

                                     NOTES

--------------------------------------------------------------------------------

                               Prospectus Page 48

[LOGO]
                              G.T. GLOBAL
                              MUTUAL FUNDS
                              P.O. Box 7345                                                  ACCOUNT APPLICATION
                              SAN FRANCISCO, CA 94120-7345
                              800/223-2138

 / / INDIVIDUAL / / JOINT TENANT / / GIFT/TRANSFER FOR
 MINOR / / TRUST / / CORP.
 ACCOUNT REGISTRATION
 / / NEW ACCOUNT
 / / ACCOUNT REVISION (Account No.:
 ---------------------------------------)

 NOTE: Trust registrations should specify name of trustee(s), beneficiary(ies) and date of trust instrument. Registration for Uniform Gifts/Transfers to Minors accounts should be in the name of one custodian and one minor and include the state under which the custodianship is created.


                                -----------------------------------------------------------------
                                Social  Security  Number  /  /  or Tax  I.D.  Number  /  / (Check
                                applicable box)
  --------------------------    If more  than  one  owner, social  security  number  or  taxpayer
  Owner                         identification  number should be provided for first owner listed.
  --------------------------    If a purchase is made under Uniform Gift/ Transfer to Minors Act,
  Co-owner 1
  --------------------------    social  security   number  of   the  minor   must  be   provided.
  Co-owner 2                    Resident   of    /    /   U.S.        /   /    Other    (specify)
                                -----------------------------------------

                                                                (    )
  ------------------------------------------------------------  ---------------------------
  Street Address                                                Home Telephone
                                                                (    )
  ------------------------------------------------------------  ---------------------------
  City, State, Zip Code                                         Business Telephone

FUND SELECTION $500 minimum initial investment required for each Fund selected. Checks should be made payable to "G.T. GLOBAL."

TO PURCHASE THE FUNDS LISTED BELOW PLEASE SELECT EITHER / / Class A Shares or / / Class B Shares (Not available for purchases of $500,000 or more or for the
                   G.T. Global Dollar Fund).
If a class share box is not checked, your investment will be made in Class A shares.

                                                         INITIAL                                                     INITIAL
                                                         INVESTMENT                                                  INVESTMENT
07 / / G.T. GLOBAL WORLDWIDE GROWTH FUND                 $             03 / / G.T. GLOBAL EUROPE GROWTH FUND         $
                                                         ----------                                                  ----------
05 / / G.T. GLOBAL INTERNATIONAL GROWTH FUND             $             13 / / G.T. LATIN AMERICA GROWTH FUND         $
                                                         ----------                                                  ----------
16 / / G.T. GLOBAL EMERGING MARKETS FUND                 $             06 / / G.T. GLOBAL AMERICA GROWTH FUND        $
                                                         ----------                                                  ----------
11 / / G.T. GLOBAL HEALTH CARE FUND                      $             04 / / G.T. GLOBAL JAPAN GROWTH FUND          $
                                                         ----------                                                  ----------
15 / / G.T. GLOBAL TELECOMMUNICATIONS FUND               $             10 / / G.T. GLOBAL GROWTH & INCOME FUND       $
                                                         ----------                                                  ----------
19 / / G.T. GLOBAL INFRASTRUCTURE FUND                   $             09 / / G.T. GLOBAL GOVERNMENT INCOME FUND     $
                                                         ----------                                                  ----------
17 / / G.T. GLOBAL FINANCIAL SERVICES FUND               $             08 / / G.T. GLOBAL STRATEGIC INCOME FUND      $
                                                         ----------                                                  ----------
21 / / G.T. GLOBAL NATURAL RESOURCES FUND                $             18 / / G.T. GLOBAL HIGH INCOME FUND           $
                                                         ----------                                                  ----------
22 / / G.T. GLOBAL CONSUMER PRODUCTS AND SERVICES FUND   $             01 / / G.T. GLOBAL DOLLAR FUND                $
                                                         ----------                                                  ----------
02 / / G.T. GLOBAL NEW PACIFIC GROWTH FUND               $
                                                         ----------
  CHECKWRITING PRIVILEGE
 Checkwriting privilege available on Class A shares of G.T. Global Dollar Fund and G.T. Global Government Income Fund.
 / / Check here if desired. You will be sent a book of checks.
  CAPITAL GAINS AND DIVIDEND DISTRIBUTIONS                                                TOTAL INITIAL INVESTMENT:  $
                                                                                                                     ----------
 All capital gains and dividend distributions will be reinvested in additional shares of the same class unless appropriate boxes below are checked:
 / / Pay capital gain distributions only in cash   / / Pay dividends only in cash   / / Pay capital gain distributions AND
 dividends in cash.
  SPECIAL CAPITAL GAINS AND DIVIDEND DISTRIBUTIONS OPTION
 Pay distributions noted above to another G.T. Global Fund: Fund Name ------------------

 AGREEMENTS & SIGNATURES

 By the execution of this Account Application, I/we represent and warrant that I/we have full right, power and authority and am/are of legal age in my/our state of residence to make the investment applied for pursuant to this Application. The person(s), if any, signing on behalf of the investor represent and warrant that they are duly authorized to sign this Application and to purchase, redeem or exchange shares of the Fund(s) on behalf of the investor. I/WE HEREBY AFFIRM THAT I/WE HAVE RECEIVED A CURRENT PROSPECTUS OF THE G.T. FUND(S) IN WHICH I/WE AM/ARE INVESTING AND I/WE AGREE TO ITS TERMS AND CONDITIONS.

 I/WE AND MY/OUR ASSIGNS AND SUCCESSORS UNDERSTAND AND AGREE THAT THE ACCOUNT WILL BE SUBJECT TO THE TELEPHONE EXCHANGE AND TELEPHONE REDEMPTION PRIVILEGES DESCRIBED IN THE CURRENT PROSPECTUS TO WHICH THIS APPLICATION IS ATTACHED AND AGREE THAT G.T. GLOBAL FINANCIAL SERVICES, INC., G.T. GLOBAL GROWTH SERIES, G.T. INVESTMENT FUNDS, INC., G.T. INVESTMENT PORTFOLIOS, INC. AND THE FUNDS' TRANSFER AGENT, THEIR OFFICERS AND EMPLOYEES, WILL NOT BE LIABLE FOR ANY LOSS OR DAMAGES ARISING OUT OF ANY SUCH TELEPHONE, TELEX OR TELEGRAPHIC INSTRUCTIONS REASONABLY BELIEVED TO BE GENUINE, INCLUDING ANY SUCH LOSS OR DAMAGES DUE TO NEGLIGENCE ON THE PART OF SUCH ENTITIES. THE INVESTOR(S) CERTIFIES(Y) AND AGREE(S) THAT THE CERTIFICATIONS, AUTHORIZATIONS, DIRECTIONS AND RESTRICTIONS CONTAINED HEREIN WILL CONTINUE UNTIL G.T. GLOBAL FINANCIAL SERVICES, INC., G.T. GLOBAL GROWTH SERIES, G.T. INVESTMENT FUNDS, INC., G.T. INVESTMENT PORTFOLIOS, INC. OR THE FUNDS' TRANSFER AGENT RECEIVES WRITTEN NOTICE OF ANY CHANGE OR REVOCATION. ANY CHANGE IN THESE INSTRUCTIONS MUST BE IN WRITING AND IN SOME CASES, AS DESCRIBED IN THE PROSPECTUS, REQUIRES THAT ALL SIGNATURES BE GUARANTEED.

     PLEASE INDICATE THE NUMBER OF SIGNATURES REQUIRED TO PROCESS CHECKS OR
 WRITTEN REDEMPTION REQUESTS:  / / ONE   / / TWO   / / THREE   / / FOUR.

     (If you do not indicate the number of required signatures, ALL account owners must sign checks and/or written redemption requests.)

     Under penalties of perjury, I certify that the Taxpayer Identification Number provided on this form is my (or my employer's, trust's, minor's or other payee's) true, correct and complete Number and may be assigned to any new account opened under the exchange privilege. I further certify that I am (or the payee whose Number is given is) not subject to backup withholding because: (a) I am (or the payee is) exempt from backup withholding; (b) the Internal Revenue Service has not notified me that I am (or the payee is) subject to backup withholding as a result of a failure to report all interest or dividends; OR (c) the I.R.S. has notified me that I am (the payee is) no longer subject to backup withholding;

     OR, / / I am (the payee is) subject to backup withholding.
     ALL ACCOUNT OWNERS MUST SIGN BELOW (Minors are not authorized signers) Account revisions may require that signatures be guaranteed. Please see the
                                  Prospectus.

 -----------------------------------------------------------
 Date

 X                                                            X
 ----------------------------------------------------------   ----------------------------------------------------------

 X                                                            X
 ----------------------------------------------------------   ----------------------------------------------------------

 ACCOUNT PRIVILEGES

 TELEPHONE EXCHANGE AND REDEMPTION                     AUTHORITY TO TRANSMIT REDEMPTION PROCEEDS TO
                                                       PRE-DESIGNATED ACCOUNT
 I/We, either directly or through the Authorized       By completing the following section, redemptions
 Agent, if any, named below, hereby authorize the      which exceed $1,000
 Transfer Agent of the G.T. Global Mutual Funds,       may be wired or mailed to a Pre-Designated Account
 to honor any telephone, telex or telegraphic          at your bank. (Wiring instructions may be obtained
 instructions reasonably believed to be authentic      from your bank.) A bank wire service fee may be
 for redemption and/or exchange between a similar      charged.
 class of shares of any of the Funds distributed
 by G.T. Global Financial Services, Inc.               --------------------------------------------------
                                                       Name of Bank
 SPECIAL PURCHASE AND REDEMPTION PLANS
  / / I have completed and attached the                --------------------------------------------------
 Supplemental Application for:                         Bank Address
  / / AUTOMATIC INVESTMENT PLAN
 / / SYSTEMATIC WITHDRAWAL PLAN                        --------------------------------------------------
 OTHER                                                 Bank A.B.A Number                        Account
  / / I/We owned shares of one or more Funds           Number
      distributed by G.T. Global Financial
      Services, Inc. as of April 30, 1987 and          --------------------------------------------------
      since that date continuously have owned          Names(s) in which Bank Account is Established
      shares of such Funds. Attached is a schedule     A corporation (or partnership) must also submit a
      showing the numbers of each of my/our            "Corporate Resolution"
      Shareholder Accounts.                            (or "Certificate of Partnership") indicating the
                                                       names and titles of Officers authorized to act on
                                                       its behalf.

 RIGHT OF ACCUMULATION -- CLASS A SHARES
  / / I/We qualify for the Right of Accumulation sales charge discount described in the Prospectus and Statement of Additional Information of the Fund purchased.

  / / I/We own shares of more than one Fund distributed by G.T. Global. Listed below are the numbers of each of my/our Shareholder Accounts.

  / / The registration of some of my/our shares differs from that shown on this Application. Below are the account number(s) and registration(s) in each case.

 LIST OF OTHER G.T. FUND ACCOUNTS:
 _____________      __________________________________
 _____________      __________________________________
 _____________      __________________________________
 Account Numbers                                 Account Registrations
 LETTER OF INTENT -- CLASS A SHARES

  / / I agree to the terms of the Letter of Intent set forth below. Although I am not obligated to do so, it is my intention to invest over a thirteen-month period in Class A shares of one or more of the G.T. Global Mutual Funds in an aggregate amount at least equal to:
            / / $50,000     / / $100,000     / / $250,000     / / $500,000

 When a shareholder signs a Letter of Intent in order to qualify for a reduced sales charge, Class A shares equal to 5% (in no case in excess of 1/2 of 1% after an aggregate of $500,000 has been purchased under the Letter) of the dollar amount specified in this Letter will be held in escrow in the Shareholder's Account out of the initial purchase (or subsequent purchases, if necessary) by G.T. Global Financial Services, Inc. ("G.T. Global"). All dividends and other distributions will be credited to the Shareholder's Account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified thirteen-month period, the purchaser will remit to G.T. Global the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. If this difference is not paid within twenty days after written request by G.T. Global or the shareholder's Authorized Agent, the appropriate number of escrowed shares will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to G.T. Global for the balance still outstanding. The Letter of Intent may be revised upward at any time during the thirteen-month period, and such a revision will be treated as a new Letter, except that the thirteen-month period during which the purchase must be made will remain unchanged. Exchange requests involving escrowed shares must specifically reference those shares. Exchanges of escrowed shares may be delayed to allow for the extra processing required.

 Any questions relating to this Letter of Intent should be directed to G.T. Global, 50 California Street, 27th Floor, San Francisco, CA 94111.
 FOR USE BY AUTHORIZED AGENT (BROKER/DEALER) ONLY

 We hereby submit this Account Application for the purchase of Class A shares including such shares purchased under a Right of Accumulation or Letter of Intent or for the purchase of Class B shares in accordance with the terms of our Dealer Agreement with G.T. Global Financial Services, Inc. and with the Prospectus and Statement of Additional Information of each Fund purchased. We agree to notify G.T. Global Financial Services, Inc. of any purchases properly made under a Letter of Intent or Right of Accumulation.

 ------------------------------------------------------------------------------
 Investment Dealer Name
 ------------------------------------------------------------------------------
 Main Office Address   Branch Number  Representative's Number  Representative's
 Name
                                                                (     )
 ------------------------------------------------------------------------------
 Branch Address                                                        Telephone

 X
 ------------------------------------------------------------------------------
 Investment Dealer's Authorized Signature                                  Title

[LOGO]
           G.T.  GLOBAL
           MUTUAL FUNDS
           P.O. Box 7345          SUPPLEMENTAL APPLICATION
           San Francisco, CA      SPECIAL INVESTMENT AND
           94120-7345             WITHDRAWAL OPTIONS
           800/223-2138

ACCOUNT REGISTRATION

Please supply the following information exactly as it appears on the Fund's records.

---------------------------------------------------------   ---------------------------------------------------------
Fund Name                                                   Account Number

----------------------------------------------------------  ----------------------------------------------------------
Owner's Name                                                Co-Owner 1

----------------------------------------------------------  ----------------------------------------------------------
Co-Owner 2                                                  Telephone Number

----------------------------------------------------------  ----------------------------------------------------------
Street Address                                              Social Security or Tax I.D. Number

----------------------------------------------------------
City, State, Zip Code

Resident of  / / U.S.  / / Other
---------------------------

AUTOMATIC INVESTMENT PLAN     / / YES  / / NO

I/We hereby authorize the Transfer Agent of the G.T. Global Mutual Funds to debit my/our personal checking account on the designated dates in order to purchase / / Class A shares or / / Class B shares of the Fund indicated at the top of this Supplemental Application at the applicable public offering price determined on that day.

/ / Monthly on the 25th day        / / Quarterly beginning on the 25th day of the month you first select
(The request for participation in the Plan must be received by the 1st day of the month in which you wish investments to begin.)

Amount of each debit (minimum $100)  $
                                     -------------------------------------------------

NOTE:  A Bank  Authorization Form (below)  and a voided  personal check  must accompany the  Automatic Investment Plan
Application.

--------------------------------------------------------------------------------

           G.T. GLOBAL
           MUTUAL FUNDS                                                              AUTOMATIC INVESTMENT PLAN

[LOGO]

BANK AUTHORIZATION

-------------------------  ------------------------------  ------------
Bank Name                  Bank Address                    Bank Account Number
I/We authorize you, the above named bank, to debit my/our account for amounts drawn by the Transfer Agent of the G.T.
Global Mutual Funds, acting as my agent. I/We agree that your rights in respect to each withdrawal shall be the same as if it were a check drawn upon you and signed by me/us. This authority shall remain in effect until I/we revoke it in writing and you receive it. I/We agree that you shall incur no liability when honoring any such debit.
I/We further agree that you will incur no liability to me if you dishonor any such withdrawal. This will be so even though such dishonor results in the forfeiture of investment.

---------------------------------------------------------   ---------------------------------------------------------
Account Holder's Name                                       Joint Account Holder's Name

X                                                           X
------------------------------------      --------------    ------------------------------------      --------------
Account Holder's Signature                Date              Joint Account Holder's Signature          Date

                                     (OVER)


SYSTEMATIC WITHDRAWAL PLAN    / / YES  / / NO
MINIMUM REQUIREMENTS: $10,000 INITIAL ACCOUNT BALANCE AND $100 MINIMUM PERIODIC PAYMENT.
I/We hereby authorize the Transfer Agent of the G.T. Global Mutual Funds to redeem the necessary number of / / Class
A or / / Class B shares from my/our G.T. Global Account on the designated dates in order to make the following periodic payments:
/ / Monthly on the 25th day        / / Quarterly beginning on the 25th day of the month you first select
(The request for participation in the Plan must be received by the 18th day of the month in which you wish withdrawals to begin.)
Maximum annual withdrawal of 12% of initial account balance for shares subject to a contingent deferred sales charge.
Withdrawals in excess of 12% of the initial account balance annually may result in assessment of a contingent deferred sales charge, as described in the applicable Fund's prospectus.
Amount of each check ($100 minimum): $
-----------------

Please make checks payable to:  -------------------------------------------------------------------------------------
(TO  BE   COMPLETED  ONLY   IF  Recipient
REDEMPTION PROCEEDS TO BE PAID  -------------------------------------------------------------------------------------
TO  OTHER THAN  ACCOUNT HOLDER  Street Address
OF RECORD OR MAILED TO ADDRESS  -------------------------------------------------------------------------------------
OTHER THAN ADDRESS OF RECORD)   City, State, Zip Code
NOTE: If recipient of checks is not the registered shareholder, signature(s) below must be guaranteed. A corporation
(or partnership) must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names and titles of Officers authorized to act on its behalf.
AGREEMENT AND SIGNATURES
The investor(s) certifies(y) and agree(s) that the certifications, authorizations, directions and restrictions contained herein will continue until the Transfer Agent of the G.T. Global Mutual Funds receives written notice of any change or revocation. Any change in these instructions must be in writing with all signatures guaranteed (if applicable).

----------------------------------------------------------
Date
X                                                            X
-----------------------------------------------------        --------------------------------------------------
Signature                                                    Signature

-----------------------------------------------------------  --------------------------------------------------------
Signature Guarantee* (if applicable)                         Signature Guarantee* (if applicable)
X                                                            X
-----------------------------------------------------        --------------------------------------------------
Signature                                                    Signature

-----------------------------------------------------------  --------------------------------------------------------
Signature Guarantee* (if applicable)                         Signature Guarantee* (if applicable)
*Acceptable signature guarantors: (1) a commercial bank; (2) a U.S. trust company; (3) a member firm of a U.S. stock exchange;
(4) a foreign branch of any of the foregoing; or (5) any other eligible guarantor institution. A notary public is NOT an acceptable guarantor. An investor with questions concerning the G.T. Global Mutual Funds signature guarantee requirement should contact the Transfer Agent.

--------------------------------------------------------------------------------

INDEMNIFICATION AGREEMENT

To: Bank Named on the Reverse

In consideration of your compliance with the request and authorization of the depositor(s) named on the reverse, the Transfer Agent of the G.T. Global Mutual Funds hereby agrees:

1. To indemnify and hold you harmless from any loss you may incur because of the payment by you and of any debit by the Transfer Agent to its own order on the account of such depositor(s) and received by you in the regular course of business for payment, or arising out of the dishonor by you of any debit, provided there are sufficient funds in such account to pay the same upon presentation.

2. To defend at its own expense any action which might be brought by any depositor or any other persons because of your actions taken pursuant to the above mentioned request or in any manner arising by reason of your participation in connection with such request.

                       G.T. GLOBAL EMERGING MARKETS FUND
                         G.T. LATIN AMERICA GROWTH FUND

                                     [LOGO]
                           G.T. GLOBAL GROUP OF FUNDS

  G.T. GLOBAL OFFERS A BROAD RANGE OF MUTUAL FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY OF THE G.T. GLOBAL FUNDS, PLEASE CONTACT YOUR INVESTMENT COUNSELOR OR CALL G.T. GLOBAL DIRECTLY AT 1-800-824-1580.

GROWTH FUNDS

/ / GLOBALLY DIVERSIFIED FUNDS

G.T. GLOBAL WORLDWIDE GROWTH FUND
Invests around the world, including the U.S.

G.T. GLOBAL INTERNATIONAL GROWTH FUND
Provides portfolio diversity by investing outside the U.S.

G.T. GLOBAL EMERGING MARKETS FUND
Gives access to the growth potential of developing economies

/ / GLOBAL THEME FUNDS

G.T. GLOBAL HEALTH CARE FUND
Invests in growing health care industries worldwide

G.T. GLOBAL TELECOMMUNICATIONS FUND
Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment

G.T. GLOBAL INFRASTRUCTURE FUND
Seeks companies that build, improve or maintain a country's infrastructure

G.T. GLOBAL FINANCIAL SERVICES FUND
Focuses on the worldwide opportunities from the demand for financial services and products

G.T. GLOBAL NATURAL RESOURCES FUND
Concentrates on companies that own, explore or develop natural resources

G.T. GLOBAL CONSUMER PRODUCTS AND
SERVICES FUND
Invests in companies that manufacture, market, retail, or distribute consumer products or services.

/ / REGIONALLY DIVERSIFIED FUNDS

G.T. GLOBAL NEW PACIFIC GROWTH FUND
Offers access to the emerging and established markets of the Pacific Rim, excluding Japan

G.T. GLOBAL EUROPE GROWTH FUND
Focuses on investment opportunities in the new, unified Europe

G.T. LATIN AMERICA GROWTH FUND
Invests in the emerging markets of Latin America

/ / SINGLE COUNTRY FUNDS

G.T. GLOBAL AMERICA GROWTH FUND
Concentrates on small and medium-sized companies in the U.S.

G.T. GLOBAL JAPAN GROWTH FUND
Provides U.S. investors with direct access to the Japanese market

GROWTH AND INCOME FUND

G.T. GLOBAL GROWTH & INCOME FUND
Invests in blue-chip stocks and government bonds from around the world

INCOME FUNDS

G.T. GLOBAL GOVERNMENT INCOME FUND
Earns monthly income from global government securities

G.T. GLOBAL STRATEGIC INCOME FUND
Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets

G.T. GLOBAL HIGH INCOME FUND
Invests in debt securities in emerging markets

MONEY MARKET FUND

G.T. GLOBAL DOLLAR FUND
Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital

  NO DEALER, SALESMAN OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY G.T. GLOBAL GROWTH SERIES, G.T. INVESTMENT FUNDS, INC., G.T. GLOBAL EMERGING MARKETS FUND, G.T. LATIN AMERICA GROWTH FUND, G.T. CAPITAL MANAGEMENT, INC. OR G.T. GLOBAL FINANCIAL SERVICES, INC. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

                                                                   LEMPR503169MC